UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-03651

                    Touchstone Strategic Trust - June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
                    Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100
                    Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

December 31, 2023 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund
Touchstone International Equity Fund
Touchstone International Growth Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Small Company Fund
Touchstone Value Fund

Page
Tabular Presentation of Portfolios of Investments	3-5
Portfolios of Investments:
Touchstone Balanced Fund	6-11
Touchstone Core Municipal Bond Fund	12-13
Touchstone International Equity Fund	14-15
Touchstone International Growth Fund	16-17
Touchstone Large Cap Focused Fund	18
Touchstone Large Cap Fund	19
Touchstone Large Company Growth Fund	20
Touchstone Small Company Fund	21
Touchstone Value Fund	22
Statements of Assets and Liabilities	24-27
Statements of Operations	28-29
Statements of Changes in Net Assets	30-32
Statements of Changes in Net Assets - Capital Stock Activity	34-38
Financial Highlights	39-47
Notes to Financial Statements	48-62
Other Items	63-70
Privacy Protection Policy	71
This report identifies the Funds' investments on December 31, 2023. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
December 31, 2023
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Balanced Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	56.5%
AA/Aa	7.3
A/A	11.0
BBB/Baa	23.3
BB/Ba	0.2
B/B	0.3
CC	0.1
Not Rated	1.3
Total	100.0%
Sector Allocation**(% of Net Assets)
Common Stocks
Information Technology	16.9%
Health Care	9.4
Financials	8.9
Communication Services	8.6
Consumer Discretionary	5.7
Industrials	5.2
Consumer Staples	2.4
Energy	1.8
Materials	1.5
Real Estate	0.7
Fixed Income Securities	34.0
Exchange-Traded Fund	1.2
Short-Term Investment Fund	3.3
Other Assets/Liabilities (Net)	0.4
Total	100.0%
Touchstone Core Municipal Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	1.3%
AA/Aa	47.8
A/A	39.0
BBB/Baa	9.8
BB/Ba	1.2
Cash Equivalents	0.9
Total	100.0%
Portfolio Allocation(% of Net Assets)
Fixed Rate Revenue Bonds	76.3%
General Obligation Bonds	21.8
Short-Term Investment Fund	0.8
Other Assets/Liabilities (Net)	1.1
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone International Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
France	19.9%
United Kingdom	14.2
Switzerland	10.3
Germany	9.9
Japan	6.0
United States	6.0
Canada	5.1
Mexico	3.5
Brazil	2.8
Hong Kong	2.6
Norway	2.3
Greece	2.3
South Korea	2.1
Taiwan	1.8
Spain	1.7
Tanzania	1.7
Netherlands	1.4
China	0.0
Short-Term Investment Fund	6.0
Other Assets/Liabilities (Net)	0.4
Total	100.0%
Touchstone International Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
United States	17.6%
India	12.5
Switzerland	9.0
Spain	7.8
Canada	7.2
Germany	7.1
France	6.3
Netherlands	4.9
Argentina	4.6
Israel	4.5
Sweden	4.5
United Kingdom	4.1
Singapore	2.9
Taiwan	2.9
Indonesia	2.2
Poland	1.6
Short-Term Investment Fund	0.4
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Large Cap Focused Fund

Sector Allocation*(% of Net Assets)
Information Technology	25.6%
Health Care	14.6
Financials	14.5
Communication Services	13.0
Consumer Discretionary	8.3
Industrials	7.8
Consumer Staples	3.7
Energy	2.6
Materials	2.4
Real Estate	1.1
Short-Term Investment Fund	6.3
Other Assets/Liabilities (Net)	0.1
Total	100.0%
Touchstone Large Cap Fund

Sector Allocation*(% of Net Assets)
Financials	26.1%
Consumer Discretionary	13.6
Materials	12.7
Information Technology	12.6
Industrials	12.3
Consumer Staples	8.2
Communication Services	6.1
Health Care	3.6
Energy	2.8
Short-Term Investment Fund	2.0
Other Assets/Liabilities (Net)	0.0
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Large Company Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	55.9%
Financials	11.8
Consumer Discretionary	11.0
Communication Services	7.8
Health Care	6.5
Industrials	2.9
Materials	1.9
Consumer Staples	1.9
Short-Term Investment Fund	0.4
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Small Company Fund

Sector Allocation*(% of Net Assets)
Industrials	22.4%
Information Technology	18.2
Health Care	15.9
Consumer Discretionary	13.8
Financials	9.7
Real Estate	8.2
Materials	3.6
Communication Services	3.1
Energy	3.0
Short-Term Investment Fund	2.3
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%
Touchstone Value Fund

Sector Allocation*(% of Net Assets)
Financials	16.5%
Health Care	13.3
Energy	12.2
Consumer Discretionary	10.8
Information Technology	10.8
Industrials	9.0
Materials	7.8
Communication Services	6.3
Consumer Staples	3.9
Real Estate	3.8
Utilities	3.6
Short-Term Investment Fund	1.9
Other Assets/Liabilities (Net)	0.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Balanced Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 61.1%
	Information Technology — 16.9%
217,560	Apple, Inc.	$ 41,886,827
53,688	International Business Machines Corp.	8,780,672
140,613	Microsoft Corp.	52,876,112
111,072	Oracle Corp.	11,710,321
50,655	Salesforce, Inc.*	13,329,357
59,302	Texas Instruments, Inc.	10,108,619
32,460	Workday, Inc. - Class A*	8,960,908
		147,652,816
	Health Care — 9.4%
98,089	BioMarin Pharmaceutical, Inc.*	9,457,741
149,065	Bristol-Myers Squibb Co.	7,648,525
50,271	Cencora, Inc.	10,324,658
45,085	HCA Healthcare, Inc.	12,203,608
93,696	Johnson & Johnson	14,685,911
133,584	Medtronic PLC	11,004,650
32,291	UnitedHealth Group, Inc.	17,000,243
		82,325,336
	Financials — 8.9%
226,643	Bank of America Corp.	7,631,070
67,375	Berkshire Hathaway, Inc. - Class B*	24,029,968
72,613	Charles Schwab Corp. (The)	4,995,774
35,137	Goldman Sachs Group, Inc. (The)	13,554,801
6,339	Markel Group, Inc.*	9,000,746
65,367	PayPal Holdings, Inc.*	4,014,187
53,602	Visa, Inc. - Class A	13,955,281
		77,181,827
	Communication Services — 8.6%
214,937	Alphabet, Inc. - Class C*	30,291,071
196,354	Comcast Corp. - Class A	8,610,123
72,764	Meta Platforms, Inc. - Class A*	25,755,545
12,929	Netflix, Inc.*	6,294,872
42,324	Walt Disney Co. (The)	3,821,434
		74,773,045
	Consumer Discretionary — 5.7%
42,643	Airbnb, Inc. - Class A*	5,805,418
35,184	Alibaba Group Holding Ltd. (China) ADR	2,727,112
181,305	Amazon.com, Inc.*	27,547,481
40,497	Hilton Worldwide Holdings, Inc.	7,374,099
64,894	Starbucks Corp.	6,230,473
		49,684,583
	Industrials — 5.2%
39,393	Boeing Co. (The)*	10,268,179
17,118	FedEx Corp.	4,330,341
20,004	Hubbell, Inc.	6,579,916
96,838	RTX Corp.	8,147,949
162,613	Southwest Airlines Co.	4,696,263
105,250	SS&C Technologies Holdings, Inc.	6,431,828
46,252	Stanley Black & Decker, Inc.	4,537,321
		44,991,797
	Consumer Staples — 2.4%
182,961	Monster Beverage Corp.*	10,540,383
107,686	Philip Morris International, Inc.	10,131,099
		20,671,482
	Energy — 1.8%
110,577	Exxon Mobil Corp.	11,055,488
83,496	Schlumberger NV	4,345,132
		15,400,620
Shares		Market Value

	Materials — 1.5%
107,398	DuPont de Nemours, Inc.	$ 8,262,128
65,020	International Flavors & Fragrances, Inc.	5,264,670
		13,526,798
	Real Estate — 0.7%
31,755	Jones Lang LaSalle, Inc.*	5,997,567
	Total Common Stocks	$532,205,871
Principal Amount
	U.S. Treasury Obligations — 14.6%
$ 5,355,000	U.S. Treasury Bond, 1.750%, 8/15/41	3,739,505
1,600,000	U.S. Treasury Bond, 2.375%, 2/15/42	1,232,500
10,935,000	U.S. Treasury Bond, 4.000%, 11/15/42	10,665,896
7,799,000	U.S. Treasury Bond, 4.000%, 11/15/52	7,731,063
6,834,000	U.S. Treasury Note, 0.750%, 5/31/26	6,310,772
4,659,000	U.S. Treasury Note, 3.375%, 5/15/33	4,480,648
21,405,000	U.S. Treasury Note, 3.500%, 2/15/33	20,797,968
10,914,000	U.S. Treasury Note, 3.625%, 5/31/28	10,807,844
5,680,000	U.S. Treasury Note, 3.875%, 8/15/33	5,684,438
12,045,000	U.S. Treasury Note, 4.000%, 2/29/28	12,094,403
15,980,000	U.S. Treasury Note, 4.375%, 11/30/28	16,368,264
3,600,000	U.S. Treasury Note, 4.500%, 11/15/33	3,787,313
23,030,000	U.S. Treasury Note, 4.875%, 11/30/25	23,273,794
	Total U.S. Treasury Obligations	$126,974,408
	Corporate Bonds — 11.2%
	Financials — 3.0%
1,217,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,126,964
1,181,000	American Express Co., 5.282%, 7/27/29	1,206,710
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,293,133
820,000	Ares Capital Corp., 3.250%, 7/15/25	784,583
479,000	Bank of America Corp., 2.687%, 4/22/32	405,165
753,000	Bank of America Corp., 3.705%, 4/24/28	719,629
828,000	Bank of Montreal (Canada), 3.803%, 12/15/32	762,238
790,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	838,802
1,290,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	990,592
1,092,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	896,573
520,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	486,383
638,000	Capital One Financial Corp., 7.149%, 10/29/27	662,626
699,000	Citigroup, Inc., 3.200%, 10/21/26	667,049
576,000	Citigroup, Inc., 6.174%, 5/25/34	597,097
790,000	Citizens Bank NA, 4.575%, 8/9/28	750,571
856,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	784,084
1,255,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.211%, 2/15/27(A)	1,195,412
796,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	669,323
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	644,427
501,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	429,261
876,000	JPMorgan Chase & Co., 2.956%, 5/13/31	771,022
902,000	JPMorgan Chase & Co., 3.509%, 1/23/29	855,554
1,147,000	Mastercard, Inc., 2.000%, 11/18/31	969,127
998,000	Morgan Stanley, 3.950%, 4/23/27	969,311
663,000	Morgan Stanley, 5.297%, 4/20/37	646,372
779,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	769,363
764,000	Northern Trust Corp., 6.125%, 11/2/32	821,865
1,087,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	874,000

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.2% (Continued)
	Financials — 3.0% (Continued)
$ 1,226,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.209%, 6/1/28(A)	$ 1,140,467
1,000,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	1,020,967
1,368,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.311%, 5/15/27(A)	1,285,326
669,000	US Bancorp, 4.967%, 7/22/33	635,258
		26,669,254
	Consumer Discretionary — 1.3%
967,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	787,077
74,700	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	70,259
1,037,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	990,253
1,079,000	Brunswick Corp., 4.400%, 9/15/32	985,141
672,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	661,100
1,461,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,246,016
550,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	563,868
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	678,355
573,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	588,774
881,000	Lowe's Cos., Inc., 4.500%, 4/15/30	877,126
654,000	Mattel, Inc., 5.450%, 11/1/41	585,909
1,021,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	957,661
1,208,000	Toyota Motor Corp. (Japan), 5.118%, 7/13/28	1,250,778
954,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	823,165
		11,065,482
	Health Care — 1.0%
774,000	AbbVie, Inc., 4.450%, 5/14/46	713,083
679,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	549,929
876,000	Amgen, Inc., 5.150%, 3/2/28	896,204
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	656,373
734,000	CommonSpirit Health, 4.187%, 10/1/49	621,053
686,000	CVS Health Corp., 5.125%, 7/20/45	651,080
847,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	704,862
768,000	Elevance Health, Inc., 4.750%, 2/15/33	769,273
812,000	HCA, Inc., 5.375%, 9/1/26	816,160
762,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	808,244
871,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	742,503
950,000	Viatris, Inc., 2.700%, 6/22/30	803,826
		8,732,590
	Utilities — 1.0%
1,251,000	CMS Energy Corp., 4.750%, 6/1/50	1,129,566
709,000	Duke Energy Progress LLC, 4.150%, 12/1/44	605,415
504,000	Edison International, 4.125%, 3/15/28	487,017
1,239,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,148,000
1,041,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,008,913
1,055,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.659%, 10/1/66(A)	954,472
1,040,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	707,561
909,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	629,775
739,000	PacifiCorp., 5.750%, 4/1/37	756,844
1,457,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.754%, 5/15/67(A)	1,303,291
		8,730,854
	Industrials — 1.0%
792,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	686,288
469,000	Boeing Co. (The), 5.805%, 5/1/50	487,624
887,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	967,900
Principal Amount		MarketValue

	Industrials — 1.0% (Continued)
$ 603,000	Carrier Global Corp., 3.577%, 4/5/50	$ 472,100
595,000	FedEx Corp., 5.100%, 1/15/44	578,269
859,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	770,841
743,000	Norfolk Southern Corp., 4.837%, 10/1/41	717,993
547,000	Roper Technologies, Inc., 2.950%, 9/15/29	501,771
1,188,000	Waste Management, Inc., 4.875%, 2/15/34	1,213,989
1,533,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,425,738
520,000	WestRock MWV LLC, 8.200%, 1/15/30	599,574
		8,422,087
	Energy — 0.9%
690,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	718,028
224,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	211,945
1,136,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,107,558
620,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	616,388
911,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,001,680
594,888	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	466,243
1,090,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,050,486
763,000	MPLX LP, 4.950%, 3/14/52	681,420
745,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	828,609
587,000	Occidental Petroleum Corp., 7.950%, 6/15/39	683,855
663,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	508,621
		7,874,833
	Information Technology — 0.8%
1,320,000	Apple, Inc., 4.650%, 2/23/46	1,306,169
1,309,000	Broadcom, Inc., 4.150%, 11/15/30	1,252,142
1,048,000	Marvell Technology, Inc., 2.950%, 4/15/31	917,301
1,064,000	Microchip Technology, Inc., 0.983%, 9/1/24	1,030,868
544,000	Micron Technology, Inc., 2.703%, 4/15/32	457,616
194,000	Micron Technology, Inc., 6.750%, 11/1/29	209,878
1,629,000	Microsoft Corp., 2.525%, 6/1/50	1,117,771
365,000	Oracle Corp., 3.600%, 4/1/40	292,181
247,000	Oracle Corp., 4.300%, 7/8/34	231,268
630,000	Visa, Inc., 4.150%, 12/14/35	618,252
		7,433,446
	Consumer Staples — 0.7%
664,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	651,245
884,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	832,517
608,000	J M Smucker Co. (The), 6.500%, 11/15/53	704,462
1,240,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.500%, 1/15/27	1,141,885
398,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	296,378
301,000	Kroger Co. (The), 5.000%, 4/15/42	283,040
850,000	Mars, Inc., 144a, 3.875%, 4/1/39	747,008
1,188,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,219,867
484,000	Starbucks Corp., 3.350%, 3/12/50	362,768
		6,239,170
	Real Estate — 0.6%
856,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	814,263
948,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	929,901
939,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	864,599
449,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	382,019
671,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	659,220
593,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	609,890

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.2% (Continued)
	Real Estate — 0.6% (Continued)
$ 363,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	$ 275,435
196,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	154,103
552,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	510,447
		5,199,877
	Communication Services — 0.6%
433,000	AT&T, Inc., 4.500%, 5/15/35	410,995
1,084,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	990,968
577,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	568,902
692,000	Comcast Corp., 4.000%, 3/1/48	583,190
359,000	Paramount Global, 4.200%, 5/19/32	321,225
943,000	T-Mobile USA, Inc., 3.875%, 4/15/30	895,003
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	601,473
877,000	Verizon Communications, Inc., 2.987%, 10/30/56	582,459
		4,954,215
	Materials — 0.3%
600,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	465,780
531,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	367,916
833,000	Celanese US Holdings LLC, 6.165%, 7/15/27	854,093
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	777,250
		2,465,039
	Total Corporate Bonds	$97,786,847
	Commercial Mortgage-Backed Securities — 2.3%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	790,440
26,229,502	BANK, Ser 2019-BN21, Class XA, 0.838%, 10/17/52(A)(B)(C)	960,304
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	771,155
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	992,417
870,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	723,842
2,520,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,145,020
670,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	578,089
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (TSFR1M + 2.064%), 7.426%, 2/15/29(A)	897,154
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(C)	1,314,251
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,284,144
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	651,787
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(C)	1,123,047
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	585,408
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,016,194
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.926%, 10/15/36(A)	947,440
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 7/10/35(A)(B)(C)	562
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	814,722
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 2.3% (Continued)
$ 500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.679%, 11/15/35(A)	$ 475,137
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,042,456
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	740,662
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(C)	693,822
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	1,989,003
	Total Commercial Mortgage-Backed Securities	$20,537,056
	U.S. Government Mortgage-Backed Obligations — 1.9%
1,164	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,186
114,740	FHLMC, Pool #G08637, 4.000%, 4/1/45	110,914
707,700	FHLMC, Pool #Q02664, 4.500%, 8/1/41	708,585
1,198,310	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,158,347
575,104	FHLMC, Pool #Q29260, 4.000%, 10/1/44	556,341
1,397,183	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,240,549
240,561	FNMA, Pool #725423, 5.500%, 5/1/34	247,924
212,727	FNMA, Pool #725610, 5.500%, 7/1/34	219,242
44,845	FNMA, Pool #748895, 6.000%, 12/1/33	44,644
89,114	FNMA, Pool #AD9193, 5.000%, 9/1/40	90,653
229,095	FNMA, Pool #AH8925, 4.500%, 3/1/41	229,055
268,674	FNMA, Pool #AR9195, 3.000%, 3/1/43	247,323
450,301	FNMA, Pool #BC1809, 3.500%, 5/1/46	420,775
1,696,217	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,389,379
1,854,770	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,589,013
1,756,280	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,450,227
542,891	FNMA, Pool #FM5166, 3.000%, 12/1/50	485,467
466,052	FNMA, Pool #FM5279, 3.500%, 11/1/50	433,744
362,213	FNMA, Pool #FM5468, 2.500%, 1/1/36	335,736
528,759	FNMA, Pool #FM5682, 2.500%, 1/1/51	453,043
1,429,741	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,293,668
1,828,094	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,572,615
1,800,075	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,544,421
597,902	FNMA, Pool #MA4166, 3.000%, 10/1/40	548,720
403,930	GNMA, Pool #5175, 4.500%, 9/20/41	404,228
	Total U.S. Government Mortgage-Backed Obligations	$16,775,799
	Asset-Backed Securities — 1.9%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.305%, 4/15/34(A)	993,422
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 1.962%), 7.377%, 10/20/34(A)	1,493,839
337,295	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	311,748
1,072,000	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	961,984
833,438	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	804,931
235,459	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	224,074
1,011,400	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	961,052
965,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	888,026
375,165	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	355,332

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 1.9% (Continued)
$ 1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.358%, 10/19/34(A)	$ 1,145,996
828,750	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	719,469
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (TSFR3M + 1.912%), 7.305%, 10/15/34(A)	1,499,268
982,500	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	910,589
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.427%, 10/20/34(A)(D)	1,491,228
319,494	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	290,065
1,220,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,047,424
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.811%, 4/25/55(A)(C)	1,309,614
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	929,760
	Total Asset-Backed Securities	$16,337,821
Shares
Exchange-Traded Fund — 1.2%
120,711	iShares J.P. Morgan USD Emerging Markets Bond ETF	10,750,522
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.1%
$ 79,462	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.542%, 7/25/43(A)(C)	75,269
268,622	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.499%, 6/25/45(A)(C)	256,873
380,996	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(C)	355,070
158,879	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.407%, 5/25/43(A)(C)	153,528
270,992	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.900%, 1/25/45(A)(C)	256,012
284,243	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.771%, 12/25/44(A)(C)	268,165
953,356	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	906,369
1,183,547	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	1,028,526
624,834	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.450%, 1/25/47(A)(C)	557,884
1,085,087	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.573%, 12/25/50(A)(C)	931,656
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	486,237
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,279,891
139,334	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	124,126
870,664	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.763%, 8/25/48(A)(C)	820,512
789,947	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.763%, 8/25/48(A)(C)	744,444
1,179,307	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	1,025,153
	Total Non-Agency Collateralized Mortgage Obligations	$9,269,715
Principal Amount		MarketValue
	Agency Collateralized Mortgage Obligations — 0.7%
$ 515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	$ 362,325
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,223,752
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,191,631
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,626,218
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.455%, 12/25/51(A)(C)	1,236,844
175,826	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	175,098
3,560,094	GNMA, Ser 2012-147, Class IO, 0.546%, 4/16/54(A)(B)(C)	37,544
	Total Agency Collateralized Mortgage Obligations	$5,853,412
	Sovereign Government Obligations — 0.3%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	593,120
750,000	Chile Government International Bond, 3.100%, 1/22/61	502,657
663,000	Colombia Government International Bond, 3.250%, 4/22/32	526,209
725,000	Ecuador Government International Bond, 144a, 6.000%, 7/31/30(A)(C)	335,174
680,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29#	293,900
728,000	Mexico Government International Bond, 3.771%, 5/24/61	493,107
	Total Sovereign Government Obligations	$2,744,167
Shares
	Short-Term Investment Fund — 3.3%
28,857,205	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	28,857,205
	Total Investment Securities—99.6% (Cost $694,806,881)	$868,092,823
	Other Assets in Excess of Liabilities — 0.4%	3,459,448
	Net Assets — 100.0%	$871,552,271
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2023.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
#	The issuer is in default of certain debt covenants. Income is not being accrued.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.

Touchstone Balanced Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $54,686,363 or 6.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$532,205,871	$—	$—	$532,205,871
U.S. Treasury Obligations	—	126,974,408	—	126,974,408
Corporate Bonds	—	97,786,847	—	97,786,847
Commercial Mortgage-Backed Securities	—	20,537,056	—	20,537,056
U.S. Government Mortgage-Backed Obligations	—	16,775,799	—	16,775,799
Asset-Backed Securities	—	16,337,821	—	16,337,821
Exchange-Traded Fund	10,750,522	—	—	10,750,522
Non-Agency Collateralized Mortgage Obligations	—	9,269,715	—	9,269,715
Agency Collateralized Mortgage Obligations	—	5,853,412	—	5,853,412
Sovereign Government Obligations	—	2,744,167	—	2,744,167
Short-Term Investment Fund	28,857,205	—	—	28,857,205
Other Financial Instruments
Futures
Interest rate contracts	175,010	—	—	175,010
Total Assets	$571,988,608	$296,279,225	$—	$868,267,833
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(601,979)	$—	$(601,979)
Futures
Interest rate contracts	(1,159,615)	—	—	(1,159,615)
Total Liabilities	$(1,159,615)	$(601,979)	$—	$(1,761,594)
Total	$570,828,993	$295,677,246	$—	$866,506,239

Touchstone Balanced Fund (Unaudited) (Continued)
Futures Contracts
At December 31, 2023, $664,932 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	3/19/2024	123	$16,432,031	$(1,159,615)
Long Futures:
5 Year U.S. Treasury Note	3/28/2024	163	17,730,071	75,971
2-Year U.S. Treasury Note	3/28/2024	278	57,244,109	99,039
				$(984,605)
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
BNP Paribas SA	12/20/28	$10,117,800	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(590,200)	$11,779	$(601,979)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – December 31, 2023 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 76.3%
$ 550,000	Barry County, MO, COP, 5.000%, 10/01/37	$ 587,052
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	531,903
500,000	Chicago, IL, Wastewater Transmission Revenue Ser C, 5.000%, 01/01/26	509,365
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	440,286
500,000	Cleveland County Educational Fac. Auth., Revenue, 5.000%, 06/01/25	514,150
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	546,345
500,000	Cobb County Kennestone Hospital Auth., Revenue, 4.000%, 04/01/52	481,275
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	542,110
500,000	Colorado River Municipal Water District, Revenue, 5.000%, 01/01/25	510,481
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	534,382
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	514,766
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	524,937
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	774,618
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	522,364
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	485,861
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	549,722
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	557,522
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	364,057
500,000	Hamilton County, OH, 5.000%, 08/15/40	530,830
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,024,075
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	491,495
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	568,213
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	555,274
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	534,763
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	746,106
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	519,116
500,000	Kentucky Asset Liability Commission, Revenue Ser A, 5.000%, 09/01/25	516,745
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	602,853
500,000	Los Angeles, CA, Wastewater System Revenue Ser C, 5.000%, 06/01/25	516,538
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	533,138
500,000	Louisiana Public Fac. Auth., Revenue Ser A, 5.000%, 10/15/37	575,186
500,000	Louisville/Jefferson County Metropolitan Government, Revenue Ser A, 5.000%, 05/15/52	520,673
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	554,799
500,000	Michigan Finance Auth., Revenue, 5.000%, 04/15/28	543,785
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	550,884
Principal Amount		Market Value

$ 500,000	Michigan State Building Auth., Revenue Ser I, 5.000%, 04/15/34	$ 518,840
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	561,870
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	553,607
575,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	603,185
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	519,795
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	554,161
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	546,445
500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	538,948
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	534,840
500,000	New York State Dormitory Auth., Revenue, 5.000%, 05/01/52	533,547
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	450,475
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	508,167
500,000	Oregon State Fac. Auth., Revenue Ser A, 5.000%, 06/01/52	530,482
500,000	Ozark Reorg School District No R-6, COP, 5.000%, 04/01/45	523,973
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	533,181
500,000	Pennsylvania Economic Development Financing Auth., Revenue EDR Ser 2, 5.000%, 07/01/38	518,917
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	564,902
500,000	Philadelphia Auth. for Industrial Development, Revenue, 5.250%, 11/01/47	539,045
500,000	Polaris Career Center COP, 5.000%, 11/01/35	515,651
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	531,036
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	544,366
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	536,503
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	548,497
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	554,163
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	493,032
585,000	South Wayne County Water and Sewer Authority, Revenue, 4.000%, 02/15/37	610,414
500,000	Southwest Higher Education Auth., Inc., Revenue, 5.000%, 10/01/29	527,802
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	547,650
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	545,649
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	524,342
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	536,894
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	487,690
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	559,592
620,000	Walton County District School Board, COP, 5.000%, 07/01/25	631,876
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	492,086

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 76.3% (Continued)
$ 500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	$ 534,362
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	238,671
	Total Fixed Rate Revenue Bonds	$38,970,325
	General Obligation Bonds – 21.8%
500,000	Albuquerque Municipal School District No 12, UTGO Ser A, 5.000%, 08/01/35	571,992
500,000	Bartholomew Consolidated School Corp., LTGO, 6.000%, 01/15/26	530,327
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	545,470
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	433,659
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	552,894
150,000	Detroit, MI, UTGO Ser C, 6.000%, 05/01/43	168,686
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	543,348
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	166,108
500,000	Grand Rapids Public Schools, UTGO, 5.000%, 05/01/25	512,558
500,000	Homewood, AL, UTGO, 5.000%, 09/01/29	528,633
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	533,988
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	521,873
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	671,256
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	562,498
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	506,234
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	452,929
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	547,043
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	549,288
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,048,969
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	528,110
650,000	Wichita Falls Independent School District, UTGO, 4.000%, 02/01/26	666,842
	Total General Obligation Bonds	$11,142,705
Shares		Market Value
	Short-Term Investment Fund — 0.8%
421,802	Dreyfus Government Cash Management Institutional Shares, 5.25%∞Ω	$ 421,802
	Total Investment Securities—98.9% (Cost $50,879,796)	$50,534,832
	Other Assets in Excess of Liabilities — 1.1%	$553,909
	Net Assets — 100.0%	$51,088,741
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$50,113,030	$—	$50,113,030
Short-Term Investment Fund	421,802	—	—	421,802
Total	$421,802	$50,113,030	$—	$50,534,832
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Equity Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 93.6%
	France — 19.9%
	Communication Services — 2.7%
153,800	JCDecaux SE*	$ 3,094,807
	Consumer Discretionary — 7.1%
72,800	Accor SA	2,786,499
103,100	Cie Generale des Etablissements Michelin SCA	3,704,027
2,200	LVMH Moet Hennessy Louis Vuitton SE	1,787,582
	Consumer Staples — 1.9%
12,800	Pernod Ricard SA	2,262,039
	Energy — 3.2%
54,000	TotalEnergies SE	3,671,947
	Financials — 2.5%
48,500	Edenred SE	2,902,469
	Health Care — 2.5%
29,000	Sanofi	2,881,810
	Total France	23,091,180
	United Kingdom — 14.2%
	Communication Services — 2.4%
383,200	Rightmove PLC	2,816,899
	Health Care — 4.1%
1,554,549	ConvaTec Group PLC, 144a	4,837,587
	Industrials — 5.7%
52,500	Bunzl PLC	2,133,365
178,300	Howden Joinery Group PLC	1,845,898
640,000	Rotork PLC	2,633,926
	Information Technology — 2.0%
47,900	Spectris PLC	2,307,296
	Total United Kingdom	16,574,971
	Switzerland — 10.3%
	Consumer Staples — 2.8%
27,800	Nestle SA	3,222,573
	Health Care — 7.5%
31,300	Alcon, Inc.	2,448,788
32,500	Novartis AG	3,282,841
10,500	Roche Holding AG	3,052,282
	Total Switzerland	12,006,484
	Germany — 9.9%
	Communication Services — 1.7%
27,200	Scout24 SE, 144a	1,923,347
	Health Care — 2.3%
87,900	Fresenius SE & Co. KGaA	2,724,509
	Industrials — 1.6%
20,700	Brenntag SE	1,902,485
	Information Technology — 1.9%
14,300	SAP SE	2,201,079
	Materials — 2.4%
76,400	FUCHS SE	2,738,023
	Total Germany	11,489,443
	Japan — 6.0%
	Consumer Discretionary — 2.6%
151,000	USS Co. Ltd.	3,031,507
	Health Care — 1.5%
122,600	Olympus Corp.	1,769,642
Shares		Market Value

	Japan — (Continued)
	Industrials — 1.9%
74,400	FANUC Corp.	$ 2,183,575
	Total Japan	6,984,724
	United States — 6.0%
	Health Care — 3.6%
50,000	Medtronic PLC	4,119,000
	Industrials — 2.4%
69,200	Experian PLC	2,823,037
	Total United States	6,942,037
	Canada — 5.1%
	Materials — 5.1%
52,700	Agnico Eagle Mines Ltd.	2,889,442
169,300	Barrick Gold Corp.	3,058,784
	Total Canada	5,948,226
	Mexico — 3.5%
	Communication Services — 1.7%
873,398	Megacable Holdings SAB de CV	1,946,771
	Consumer Staples — 1.8%
970,500	Kimberly-Clark de Mexico SAB de CV - Class A	2,174,638
	Total Mexico	4,121,409
	Brazil — 2.8%
	Financials — 2.8%
256,900	Pagseguro Digital Ltd. - Class A*	3,203,543
	Hong Kong — 2.6%
	Consumer Discretionary — 2.6%
548,000	Galaxy Entertainment Group Ltd.	3,069,275
	Norway — 2.3%
	Energy — 2.3%
206,000	TGS ASA	2,675,131
	Greece — 2.3%
	Consumer Discretionary — 2.3%
156,000	OPAP SA	2,646,963
	South Korea — 2.1%
	Information Technology — 2.1%
39,700	Samsung Electronics Co. Ltd.	2,409,665
	Taiwan — 1.8%
	Information Technology — 1.8%
20,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,111,200
	Spain — 1.7%
	Industrials — 1.7%
50,800	Befesa SA, 144a	1,969,847
	Tanzania — 1.7%
	Communication Services — 1.7%
1,710,000	Helios Towers PLC*	1,939,890
	Netherlands — 1.4%
	Information Technology — 1.4%
2,200	ASML Holding NV	1,660,752
	China — 0.0%
	Consumer Discretionary — 0.0%
5,190	Meituan - Class B, 144a*	54,489
	Total Common Stocks	$108,899,229

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 6.0%
7,014,409	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	$ 7,014,409
	Total Investment Securities — 99.6% (Cost $97,435,770)	$115,913,638
	Other Assets in Excess of Liabilities — 0.4%	418,257
	Net Assets — 100.0%	$116,331,895
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $8,785,270 or 7.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$23,091,180	$—	$23,091,180
United Kingdom	2,307,296	14,267,675	—	16,574,971
Switzerland	3,282,841	8,723,643	—	12,006,484
Germany	2,201,079	9,288,364	—	11,489,443
Japan	—	6,984,724	—	6,984,724
United States	4,119,000	2,823,037	—	6,942,037
Canada	5,948,226	—	—	5,948,226
Mexico	4,121,409	—	—	4,121,409
Brazil	3,203,543	—	—	3,203,543
Hong Kong	—	3,069,275	—	3,069,275
Norway	—	2,675,131	—	2,675,131
Greece	2,646,963	—	—	2,646,963
South Korea	—	2,409,665	—	2,409,665
Taiwan	2,111,200	—	—	2,111,200
Spain	—	1,969,847	—	1,969,847
Tanzania	1,939,890	—	—	1,939,890
Netherlands	1,660,752	—	—	1,660,752
China	—	54,489	—	54,489
Short-Term Investment Fund	7,014,409	—	—	7,014,409
Total	$40,556,608	$75,357,030	$—	$115,913,638
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Growth Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	United States — 17.6%
	Information Technology — 17.6%
10,455	Arista Networks, Inc.*	$ 2,462,257
3,125	Intuit, Inc.	1,953,219
8,570	Microsoft Corp.	3,222,663
6,570	NVIDIA Corp.	3,253,595
	Total United States	10,891,734
	India — 12.5%
	Financials — 8.5%
29,360	HDFC Bank Ltd. ADR	1,970,350
137,690	ICICI Bank Ltd. ADR	3,282,528
	Information Technology — 4.0%
19,755	LTIMindtree Ltd., 144a	1,492,773
21,545	Tata Consultancy Services Ltd.	981,244
	Total India	7,726,895
	Switzerland — 9.0%
	Consumer Staples — 2.8%
59,040	Coca-Cola HBC AG	1,733,589
	Health Care — 6.2%
32,485	Alcon, Inc.	2,541,498
8,070	Straumann Holding AG	1,304,135
	Total Switzerland	5,579,222
	Spain — 7.8%
	Consumer Discretionary — 2.4%
20,685	Amadeus IT Group SA	1,485,629
	Health Care — 5.4%
195,735	Grifols SA*	3,348,513
	Total Spain	4,834,142
	Canada — 7.2%
	Consumer Discretionary — 3.9%
33,345	Dollarama, Inc.	2,403,014
	Industrials — 3.3%
65,695	CAE, Inc.*	1,417,967
7,760	Canadian Pacific Kansas City Ltd.	613,983
	Total Canada	4,434,964
	Germany — 7.1%
	Communication Services — 3.5%
36,685	Stroeer SE & Co. KGaA	2,176,790
	Information Technology — 3.6%
14,385	SAP SE	2,214,162
	Total Germany	4,390,952
	France — 6.3%
	Information Technology — 6.3%
18,680	Capgemini SE	3,903,963
	Netherlands — 4.9%
	Information Technology — 4.9%
3,984	ASML Holding NV	3,007,471
	Argentina — 4.6%
	Information Technology — 4.6%
12,055	Globant SA*	2,868,849
	Israel — 4.5%
	Information Technology — 4.5%
14,065	Nice Ltd. ADR*	2,806,108
Shares		Market Value

	Sweden — 4.5%
	Consumer Discretionary — 4.5%
23,240	Evolution AB, 144a	$ 2,768,127
	United Kingdom — 4.1%
	Consumer Discretionary — 1.0%
51,515	Entain PLC	649,660
	Health Care — 1.8%
8,280	AstraZeneca PLC	1,116,888
	Information Technology — 1.3%
54,740	Kainos Group PLC	780,775
	Total United Kingdom	2,547,323
	Singapore — 2.9%
	Financials — 2.9%
71,100	DBS Group Holdings Ltd.	1,798,036
	Taiwan — 2.9%
	Information Technology — 2.9%
17,050	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,773,200
	Indonesia — 2.2%
	Financials — 2.2%
3,525,000	Bank Mandiri Persero Tbk PT	1,384,752
	Poland — 1.6%
	Consumer Staples — 1.6%
8,520	Dino Polska SA, 144a*	997,568
	Total Common Stocks	$61,713,306
	Short-Term Investment Fund — 0.4%
246,876	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	246,876
	Total Investment Securities — 100.1% (Cost $49,338,119)	$61,960,182
	Liabilities in Excess of Other Assets — (0.1)%	(89,119)
	Net Assets — 100.0%	$61,871,063
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $5,258,468 or 8.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$10,891,734	$—	$—	$10,891,734
India	5,252,878	2,474,017	—	7,726,895
Switzerland	—	5,579,222	—	5,579,222
Spain	—	4,834,142	—	4,834,142
Canada	4,434,964	—	—	4,434,964
Germany	4,390,952	—	—	4,390,952
France	—	3,903,963	—	3,903,963
Netherlands	3,007,471	—	—	3,007,471
Argentina	2,868,849	—	—	2,868,849
Israel	2,806,108	—	—	2,806,108
Sweden	—	2,768,127	—	2,768,127
United Kingdom	1,897,663	649,660	—	2,547,323
Singapore	—	1,798,036	—	1,798,036
Taiwan	1,773,200	—	—	1,773,200
Indonesia	—	1,384,752	—	1,384,752
Poland	—	997,568	—	997,568
Short-Term Investment Fund	246,876	—	—	246,876
Total	$37,570,695	$24,389,487	$—	$61,960,182
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Focused Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 93.6%
	Information Technology — 25.6%
1,192,750	Apple, Inc.	$ 229,640,158
278,071	International Business Machines Corp.	45,478,512
757,177	Microsoft Corp.	284,728,839
597,489	Oracle Corp.	62,993,265
273,284	Salesforce, Inc.*	71,911,952
315,055	Texas Instruments, Inc.	53,704,275
174,337	Workday, Inc. - Class A*	48,127,472
		796,584,473
	Health Care — 14.6%
540,135	BioMarin Pharmaceutical, Inc.*	52,079,817
825,047	Bristol-Myers Squibb Co.	42,333,161
280,375	Cencora, Inc.	57,583,417
244,688	HCA Healthcare, Inc.	66,232,148
517,873	Johnson & Johnson	81,171,414
732,329	Medtronic PLC	60,329,263
179,842	UnitedHealth Group, Inc.	94,681,418
		454,410,638
	Financials — 14.5%
1,968,763	Bank of America Corp.	66,288,250
384,559	Berkshire Hathaway, Inc. - Class B*	137,156,813
404,095	Charles Schwab Corp. (The)	27,801,736
193,410	Goldman Sachs Group, Inc. (The)	74,611,776
33,943	Markel Group, Inc.*	48,195,666
341,804	PayPal Holdings, Inc.*	20,990,183
292,038	Visa, Inc. - Class A	76,032,093
		451,076,517
	Communication Services — 13.0%
1,167,554	Alphabet, Inc. - Class C*	164,543,385
1,034,614	Comcast Corp. - Class A	45,367,824
387,355	Meta Platforms, Inc. - Class A*	137,108,176
75,481	Netflix, Inc.*	36,750,189
236,159	Walt Disney Co. (The)	21,322,796
		405,092,370
	Consumer Discretionary — 8.3%
222,780	Airbnb, Inc. - Class A*	30,329,269
180,099	Alibaba Group Holding Ltd. (China) ADR	13,959,473
955,520	Amazon.com, Inc.*	145,181,709
206,817	Hilton Worldwide Holdings, Inc.	37,659,308
327,273	Starbucks Corp.	31,421,481
		258,551,240
	Industrials — 7.8%
197,301	Boeing Co. (The)*	51,428,479
94,428	FedEx Corp.	23,887,451
110,092	Hubbell, Inc.	36,212,562
545,667	RTX Corp.	45,912,421
820,086	Southwest Airlines Co.	23,684,084
597,739	SS&C Technologies Holdings, Inc.	36,527,830
254,999	Stanley Black & Decker, Inc.	25,015,402
		242,668,229
Shares		Market Value

	Consumer Staples — 3.7%
992,197	Monster Beverage Corp.*	$ 57,160,469
610,083	Philip Morris International, Inc.	57,396,609
		114,557,078
	Energy — 2.6%
614,529	Exxon Mobil Corp.	61,440,610
378,657	Schlumberger NV	19,705,310
		81,145,920
	Materials — 2.4%
613,323	DuPont de Nemours, Inc.	47,182,938
361,806	International Flavors & Fragrances, Inc.	29,295,432
		76,478,370
	Real Estate — 1.1%
188,994	Jones Lang LaSalle, Inc.*	35,695,297
	Total Common Stocks	$2,916,260,132
	Short-Term Investment Fund — 6.3%
195,475,902	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	195,475,902
	Total Investment Securities—99.9% (Cost $1,807,004,074)	$3,111,736,034
	Other Assets in Excess of Liabilities — 0.1%	3,359,684
	Net Assets — 100.0%	$3,115,095,718
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,916,260,132	$—	$—	$2,916,260,132
Short-Term Investment Fund	195,475,902	—	—	195,475,902
Total	$3,111,736,034	$—	$—	$3,111,736,034
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Financials — 26.1%
48,638	Berkshire Hathaway, Inc. - Class B*	$ 17,347,229
16,228	BlackRock, Inc.	13,173,891
143,928	Charles Schwab Corp. (The)	9,902,246
71,105	Fiserv, Inc.*	9,445,588
66,479	Progressive Corp. (The)	10,588,775
43,428	Visa, Inc. - Class A	11,306,480
		71,764,209
	Consumer Discretionary — 13.6%
61,481	CarMax, Inc.*	4,718,052
29,269	Home Depot, Inc. (The)	10,143,172
25,079	Lowe's Cos., Inc.	5,581,331
8,581	O'Reilly Automotive, Inc.*	8,152,637
90,334	Starbucks Corp.	8,672,967
		37,268,159
	Materials — 12.7%
25,340	Air Products & Chemicals, Inc.	6,938,092
38,382	Albemarle Corp.	5,545,432
25,452	Martin Marietta Materials, Inc.	12,698,257
17,669	NewMarket Corp.	9,644,270
		34,826,051
	Information Technology — 12.6%
102,643	Apple, Inc.	19,761,857
114,888	Cisco Systems, Inc.	5,804,141
52,741	Texas Instruments, Inc.	8,990,231
		34,556,229
	Industrials — 12.3%
34,764	FedEx Corp.	8,794,249
34,752	Norfolk Southern Corp.	8,214,678
20,541	Old Dominion Freight Line, Inc.	8,325,884
51,572	Republic Services, Inc.	8,504,738
		33,839,549
	Consumer Staples — 8.2%
176,017	Altria Group, Inc.	7,100,526
81,644	Church & Dwight Co., Inc.	7,720,257
66,237	Nestle SA (Switzerland) ADR	7,658,984
		22,479,767
Shares		Market Value

	Communication Services — 6.1%
118,716	Alphabet, Inc. - Class C*	$ 16,730,646
	Health Care — 3.6%
40,520	Johnson & Johnson	6,351,105
124,487	Pfizer, Inc.	3,583,980
		9,935,085
	Energy — 2.8%
51,110	Chevron Corp.	7,623,568
	Total Common Stocks	$269,023,263
	Short-Term Investment Fund — 2.0%
5,528,192	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	5,528,192
	Total Investment Securities—100.0% (Cost $163,927,568)	$274,551,455
	Other Assets in Excess of Liabilities — 0.0%	16,276
	Net Assets — 100.0%	$274,567,731
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$269,023,263	$—	$—	$269,023,263
Short-Term Investment Fund	5,528,192	—	—	5,528,192
Total	$274,551,455	$—	$—	$274,551,455
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Company Growth Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Information Technology — 55.9%
16,644	Accenture PLC - Class A	$ 5,840,546
12,779	Adobe, Inc.*	7,623,951
25,250	Arista Networks, Inc.*	5,946,627
6,365	ASML Holding NV (Netherlands)	4,817,796
21,158	Autodesk, Inc.*	5,151,550
17,817	Entegris, Inc.	2,134,833
16,593	EPAM Systems, Inc.*	4,933,762
11,855	Intuit, Inc.	7,409,731
42,991	Microsoft Corp.	16,166,336
20,604	NVIDIA Corp.	10,203,513
		70,228,645
	Financials — 11.8%
45,574	Charles Schwab Corp. (The)	3,135,491
27,111	Fiserv, Inc.*	3,601,425
5,472	Mastercard, Inc. - Class A	2,333,863
22,036	Visa, Inc. - Class A	5,737,073
		14,807,852
	Consumer Discretionary — 11.0%
69,793	Amazon.com, Inc.*	10,604,348
1,405	Chipotle Mexican Grill, Inc.*	3,213,179
		13,817,527
	Communication Services — 7.8%
70,121	Alphabet, Inc. - Class A*	9,795,203
	Health Care — 6.5%
60,557	Boston Scientific Corp.*	3,500,800
24,925	Neurocrine Biosciences, Inc.*	3,284,118
2,518	Thermo Fisher Scientific, Inc.	1,336,529
		8,121,447
	Industrials — 2.9%
10,070	Automatic Data Processing, Inc.	2,346,008
6,174	Paycom Software, Inc.	1,276,289
		3,622,297
Shares		Market Value

	Materials — 1.9%
6,001	Linde PLC	$ 2,464,671
	Consumer Staples — 1.9%
42,274	Monster Beverage Corp.*	2,435,405
	Total Common Stocks	$125,293,047
	Short-Term Investment Fund — 0.4%
455,088	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	455,088
	Total Investment Securities—100.1% (Cost $76,027,572)	$125,748,135
	Liabilities in Excess of Other Assets — (0.1%)	(108,908)
	Net Assets — 100.0%	$125,639,227
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$125,293,047	$—	$—	$125,293,047
Short-Term Investment Fund	455,088	—	—	455,088
Total	$125,748,135	$—	$—	$125,748,135
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.9%
	Industrials — 22.4%
106,470	Albany International Corp. - Class A	$ 10,457,483
102,979	ASGN, Inc.*	9,903,491
45,890	CACI International, Inc. - Class A*	14,861,935
84,495	Clean Harbors, Inc. *	14,745,223
132,532	Crane Co.	15,657,331
67,018	Curtiss-Wright Corp.	14,930,940
64,740	EMCOR Group, Inc.	13,946,938
129,058	ESCO Technologies, Inc.	15,103,658
484,005	ExlService Holdings, Inc.*	14,931,554
195,049	Federal Signal Corp.	14,968,060
165,238	ITT, Inc.	19,716,198
276,039	KBR, Inc.	15,295,321
239,496	MAXIMUS, Inc.	20,084,135
302,920	WNS Holdings Ltd. (India) ADR*	19,144,544
345,274	Zurn Elkay Water Solutions Corp.	10,154,508
		223,901,319
	Information Technology — 18.2%
95,409	Advanced Energy Industries, Inc.	10,391,948
572,477	Box, Inc. - Class A*	14,661,136
1,796,728	CCC Intelligent Solutions Holdings, Inc.*	20,464,732
343,520	Ciena Corp.*	15,461,835
187,645	CommVault Systems, Inc.*	14,983,453
184,137	Crane NXT Co.	10,471,871
374,917	Digi International, Inc.*	9,747,842
129,471	Onto Innovation, Inc.*	19,796,116
649,770	PowerSchool Holdings, Inc. - Class A*	15,308,581
76,700	Qualys, Inc.*	15,054,676
52,126	SPS Commerce, Inc.*	10,104,104
334,570	Tower Semiconductor Ltd. (Israel)*	10,211,077
536,195	Verint Systems, Inc.*	14,493,351
		181,150,722
	Health Care — 15.9%
143,880	Apollo Medical Holdings, Inc.*	5,510,604
194,420	Bio-Techne Corp.	15,001,447
25,815	Chemed Corp.	15,095,321
194,360	Doximity, Inc. - Class A*	5,449,854
225,052	Encompass Health Corp.	15,015,469
172,907	Ensign Group, Inc. (The)	19,401,895
420,788	Globus Medical, Inc. - Class A*	22,423,793
134,974	Merit Medical Systems, Inc.*	10,252,625
654,714	Premier, Inc. - Class A	14,639,405
561,363	Progyny, Inc.*	20,871,476
205,908	QuidelOrtho Corp.*	15,175,420
		158,837,309
	Consumer Discretionary — 13.8%
282,286	Frontdoor, Inc.*	9,942,113
449,960	Gentex Corp.	14,695,694
73,205	Grand Canyon Education, Inc.*	9,665,988
294,372	Malibu Boats, Inc. - Class A*	16,137,473
153,309	Oxford Industries, Inc.	15,330,900
90,740	PVH Corp.	11,081,169
131,657	Skyline Champion Corp.*	9,776,849
493,040	Steven Madden Ltd.	20,707,680
128,340	Texas Roadhouse, Inc.	15,686,998
39,304	TopBuild Corp.*	14,709,915
		137,734,779
	Financials — 9.7%
422,198	Atlantic Union Bankshares Corp.	15,427,115
Shares		Market Value

	Financials — 9.7% (Continued)
64,140	Evercore, Inc. - Class A	$ 10,971,147
1,512,047	FNB Corp.	20,820,887
600,792	Home BancShares, Inc.	15,218,062
177,745	SouthState Corp.	15,010,565
376,803	Webster Financial Corp.	19,126,520
		96,574,296
	Real Estate — 8.2%
239,647	Agree Realty Corp. REIT	15,085,779
604,920	Apple Hospitality REIT, Inc.	10,047,721
87,634	Colliers International Group, Inc. (Canada)	11,087,454
804,058	COPT Defense Properties REIT	20,608,006
436,201	Kite Realty Group Trust REIT	9,971,555
375,399	STAG Industrial, Inc. REIT	14,738,165
		81,538,680
	Materials — 3.6%
119,068	Ashland, Inc.	10,038,623
77,682	Eagle Materials, Inc.	15,757,017
215,563	Silgan Holdings, Inc.	9,754,226
		35,549,866
	Communication Services — 3.1%
666,271	Cargurus, Inc.*	16,097,107
222,101	Ziff Davis, Inc.*	14,922,966
		31,020,073
	Energy — 3.0%
336,720	Cactus, Inc. - Class A	15,287,088
488,191	ChampionX Corp.	14,260,059
		29,547,147
	Total Common Stocks	$975,854,191
	Short-Term Investment Fund — 2.3%
22,987,508	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	22,987,508
	Total Investment Securities—100.2% (Cost $736,809,556)	$998,841,699
	Liabilities in Excess of Other Assets — (0.2%)	(1,932,196)
	Net Assets — 100.0%	$996,909,503
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$975,854,191	$—	$—	$975,854,191
Short-Term Investment Fund	22,987,508	—	—	22,987,508
Total	$998,841,699	$—	$—	$998,841,699
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Value Fund – December 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Financials — 16.5%
39,891	American Express Co.	$ 7,473,180
154,253	American International Group, Inc.	10,450,641
265,222	Fidelity National Information Services, Inc.	15,931,886
73,574	M&T Bank Corp.	10,085,524
84,831	The Allstate Corp.	11,874,643
205,215	US Bancorp	8,881,705
246,696	Wells Fargo & Co.	12,142,377
28,561	Willis Towers Watson PLC	6,888,913
		83,728,869
	Health Care — 13.3%
487,503	Avantor, Inc.*	11,129,693
104,286	CVS Health Corp.	8,234,423
29,247	Elevance Health, Inc.	13,791,715
106,318	Medtronic PLC	8,758,477
118,830	Merck & Co., Inc.	12,954,847
23,601	UnitedHealth Group, Inc.	12,425,218
		67,294,373
	Energy — 12.2%
314,173	Enbridge, Inc. (Canada)	11,316,512
359,376	Halliburton Co.	12,991,442
80,515	Hess Corp.	11,607,042
93,834	Phillips 66	12,493,059
58,232	Pioneer Natural Resources	13,095,212
		61,503,267
	Consumer Discretionary — 10.8%
142,951	Aptiv PLC*	12,825,564
352,597	Aramark	9,907,975
309,090	Las Vegas Sands Corp.	15,210,319
30,992	Lithia Motors, Inc.	10,205,046
73,581	Wynn Resorts Ltd.	6,703,965
		54,852,869
	Information Technology — 10.8%
16,646	Broadcom, Inc.	18,581,098
81,985	Cognizant Technology Solutions Corp. - Class A	6,192,327
85,212	Oracle Corp.	8,983,901
86,373	QUALCOMM, Inc.	12,492,127
75,846	Skyworks Solutions, Inc.	8,526,607
		54,776,060
	Industrials — 9.0%
51,021	AECOM	4,715,871
60,501	JB Hunt Transport Services, Inc.	12,084,470
65,860	Stanley Black & Decker, Inc.	6,460,866
465,569	Vertiv Holdings Co. - Class A	22,361,279
		45,622,486
	Materials — 7.8%
51,093	Air Products & Chemicals, Inc.	13,989,263
304,068	Axalta Coating Systems Ltd. *	10,329,190
141,678	CRH PLC	9,798,451
68,652	DuPont de Nemours, Inc.	5,281,398
		39,398,302
Shares		Market Value

	Communication Services — 6.3%
60,648	Alphabet, Inc. - Class A*	$ 8,471,919
370,757	Comcast Corp. - Class A	16,257,695
53,626	Electronic Arts, Inc.	7,336,573
		32,066,187
	Consumer Staples — 3.9%
171,089	Keurig Dr Pepper, Inc.	5,700,686
150,180	Philip Morris International, Inc.	14,128,934
		19,829,620
	Real Estate — 3.8%
24,100	Public Storage REIT	7,350,500
370,061	VICI Properties, Inc. REIT	11,797,545
		19,148,045
	Utilities — 3.6%
108,070	Entergy Corp.	10,935,603
99,366	Pinnacle West Capital Corp.	7,138,454
		18,074,057
	Total Common Stocks	$496,294,135
	Short-Term Investment Fund — 1.9%
9,484,604	Dreyfus Government Cash Management, Institutional Shares, 5.25%∞Ω	9,484,604
	Total Investment Securities—99.9% (Cost $383,931,753)	$505,778,739
	Other Assets in Excess of Liabilities — 0.1%	609,740
	Net Assets — 100.0%	$506,388,479
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$496,294,135	$—	$—	$496,294,135
Short-Term Investment Fund	9,484,604	—	—	9,484,604
Total	$505,778,739	$—	$—	$505,778,739
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
December 31, 2023 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Assets
Investments, at cost	$694,806,881	$50,879,796	$97,435,770	$49,338,119	$1,807,004,074	$163,927,568
Investments, at market value	$868,092,823	$50,534,832	$115,913,638	$61,960,182	$3,111,736,034	$274,551,455
Cash	7,437	—	49	—	—	—
Cash deposits held at prime broker (A)	1,775,586	—	—	—	—	—
Foreign currency †	1,049	—	1,991	46,264	—	—
Dividends and interest receivable	2,873,149	669,472	391,388	72,573	2,194,044	363,354
Loan receivable from affiliates	—	—	—	—	4,305,012	—
Receivable for capital shares sold	857,643	260,486	155,177	5,792	1,927,345	7,858
Receivable for investments sold	5,154	—	—	—	—	—
Receivable for variation margin on futures contracts	114,102	—	—	—	—	—
Receivable for securities lending income	74	—	—	—	—	513
Tax reclaim receivable	1,027	—	96,933	—	165,268	—
Other assets	—	5,523	2,032	8,466	—	—
Total Assets	873,728,044	51,470,313	116,561,208	62,093,277	3,120,327,703	274,923,180

Liabilities
Due to custodian	—	—	—	—	—	19,019
Dividends payable	4	13,914	—	—	—	—
Deferred foreign capital gains tax	—	—	—	69,613	—	—
Payable for capital shares redeemed	667,492	305,546	28,124	26,642	2,365,335	91,721
Payable for investments purchased	—	—	—	—	—	—
Payable to Investment Adviser	351,388	9,883	60,734	15,447	1,302,939	111,249
Payable to other affiliates	280,132	7,170	25,028	8,800	812,821	33,529
Payable to Trustees	13,715	13,715	13,715	13,715	13,716	13,715
Payable for professional services	34,103	16,278	38,174	35,548	63,255	19,652
Payable for reports to shareholders	6,812	3,892	7,665	12,763	19,282	8,271
Payable for transfer agent services	201,179	5,894	47,681	30,008	632,087	49,487
Payable for variation margin on swap agreements	590,200	—	—	—	—	—
Other accrued expenses and liabilities	30,748	5,280	8,192	9,678	22,550	8,806
Total Liabilities	2,175,773	381,572	229,313	222,214	5,231,985	355,449
Net Assets	$871,552,271	$51,088,741	$116,331,895	$61,871,063	$3,115,095,718	$274,567,731
Net assets consist of:
Paid-in capital	705,589,712	52,935,673	171,795,807	66,264,570	1,785,041,686	161,599,335
Distributable earnings (deficit)	165,962,559	(1,846,932)	(55,463,912)	(4,393,507)	1,330,054,032	112,968,396
Net Assets	$871,552,271	$51,088,741	$116,331,895	$61,871,063	$3,115,095,718	$274,567,731
†Cost of foreign currency:	$1,066	$—	$1,986	$45,226	$—	$—
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$76,027,572	$736,809,556	$383,931,753
$125,748,135	$998,841,699	$505,778,739
—	—	145
—	—	—
—	1,389	—
15,328	654,940	957,751
—	—	—
35,482	1,315,138	206,201
—	—	—
—	—	—
—	54	—
—	—	—
—	3,336	195
125,798,945	1,000,816,556	506,943,031

—	103,077	—
—	—	—
—	—	—
39,315	1,212,837	85,375
—	1,519,304	—
42,879	521,445	214,481
16,331	234,556	87,232
13,715	13,715	13,715
17,520	29,911	23,454
4,541	12,858	12,117
17,912	254,484	103,038
—	—	—
7,505	4,866	15,140
159,718	3,907,053	554,552
$125,639,227	$996,909,503	$506,388,479

67,832,104	745,506,336	393,830,941
57,807,123	251,403,167	112,557,538
$125,639,227	$996,909,503	$506,388,479
$—	$1,441	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$559,379,672	$22,422,854	$82,205,331	$1,300,653	$1,968,313,050	$6,078,126
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	22,238,090	2,051,468	5,213,607	107,781	33,228,860	347,839
Net asset value price per share*	$25.15	$10.93	$15.77	$12.07	$59.24	$17.47
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$26.47	$11.30	$16.60	$12.71	$62.36	$18.39

Pricing of Class C Shares
Net assets applicable to Class C shares	$74,089,256	$1,031,927	$2,251,074	$758,063	$50,960,408	$1,526,250
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,940,516	94,457	156,285	66,098	958,642	89,048
Net asset value and offering price per share**	$25.20	$10.92	$14.40	$11.47	$53.16	$17.14

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$237,980,957	$2,699,742	$27,871,148	$47,875,766	$808,229,960	$205,191,877
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	9,552,874	246,279	1,792,860	3,851,620	13,662,582	11,741,359
Net asset value, offering price and redemption price per share	$24.91	$10.96	$15.55	$12.43	$59.16	$17.48

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$24,934,218	$4,004,342	$11,936,581	$255,747,649	$61,771,478
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	2,277,425	258,161	952,122	4,314,848	3,533,141
Net asset value, offering price and redemption price per share	$—	$10.95	$15.51	$12.54	$59.27	$17.48

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$102,386	$—	$—	$—	$31,844,651	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,112	—	—	—	536,867	—
Net asset value, offering price and redemption price per share	$24.90	$—	$—	$—	$59.32	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Core Municipal Bond Fund. There is no sales load on subscriptions of $500,000 or more for Core Municipal Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$3,921,881	$503,807,578	$158,012,826
88,452	90,209,583	14,509,934
$44.34	$5.58	$10.89
5.00%	5.00%	5.00%
$46.67	$5.87	$11.46

$177,546	$15,227,404	$3,474,068
4,343	2,765,468	320,101
$40.88	$5.51	$10.85

$8,013,112	$378,300,878	$89,881,500
176,072	58,738,656	8,207,781
$45.51	$6.44	$10.95

$113,526,688	$28,105,927	$228,680,412
2,467,775	4,356,352	20,965,603
$46.00	$6.45	$10.91

$—	$71,467,716	$26,339,673
—	12,137,539	2,413,430
$—	$5.89	$10.91

Statements of Operations For the Six Months Ended December 31, 2023 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Equity Fund	Touchstone International Growth Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund
Investment Income
Dividends*	$3,631,982	$37,027	$889,620	$293,447	$23,023,736	$2,233,706
Interest	6,519,872	882,099	—	—	28,893	—
Income from securities loaned	38,149	—	324	71	196,347	16,435
Total Investment Income	10,190,003	919,126	889,944	293,518	23,248,976	2,250,141
Expenses
Investment advisory fees	2,008,883	104,105	389,350	234,628	7,778,671	808,666
Administration fees	568,774	35,850	76,613	40,396	2,046,843	185,654
Compliance fees and expenses	2,124	2,124	2,124	2,124	2,124	2,124
Custody fees	27,067	2,255	11,889	7,435	17,140	5,852
Professional fees	28,863	13,764	26,777	23,873	64,661	15,962
Transfer Agent fees, Class A	207,826	5,280	53,360	1,131	567,946	2,119
Transfer Agent fees, Class C	26,851	351	2,123	397	22,863	478
Transfer Agent fees, Class Y	100,323	1,491	14,446	30,434	313,775	72,656
Transfer Agent fees, Institutional Class	—	755	82	3,868	40,825	2,072
Transfer Agent fees, Class R6	9	—	—	—	165	—
Registration fees, Class A	13,791	4,652	10,674	6,902	20,923	7,129
Registration fees, Class C	8,210	3,060	5,987	4,987	7,130	4,203
Registration fees, Class Y	13,983	4,314	7,394	10,898	43,637	10,930
Registration fees, Institutional Class	—	2,305	4,478	5,989	9,534	7,118
Registration fees, Class R6	1,990	—	—	—	6,691	—
Reports to Shareholders, Class A	12,162	1,348	4,292	1,202	21,077	1,197
Reports to Shareholders, Class C	2,616	1,065	1,223	1,083	2,364	1,106
Reports to Shareholders, Class Y	5,027	1,127	1,881	3,607	12,597	6,580
Reports to Shareholders, Institutional Class	—	1,074	1,074	1,125	3,153	1,346
Reports to Shareholders, Class R6	1,054	—	—	—	1,114	—
Distribution expenses, Class A	673,531	27,982	99,136	1,397	2,381,200	6,584
Distribution and shareholder servicing expenses, Class C	363,403	4,802	11,000	3,442	249,008	9,395
Trustee fees	13,500	13,500	13,500	13,500	13,500	13,500
Other expenses	114,381	15,487	53,460	37,183	303,448	51,643
Total Expenses	4,194,368	246,691	790,863	435,601	13,930,389	1,216,314
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(3,067)	(79,855)	(84,422)	(146,117)	(296,962)	(169,595)
Net Expenses	4,191,301	166,836	706,441	289,484	13,633,427	1,046,719
Net Investment Income (Loss)	5,998,702	752,290	183,503	4,034	9,615,549	1,203,422
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	251,737	(238,411)	327,450	(2,681,088)	26,721,129	2,635,000
Net realized gains on futures contracts	638,864	—	—	—	—	—
Net realized losses on swap agreements	(84,108)	—	—	—	—	—
Net realized gains (losses) on foreign currency transactions	—	—	(24,197)	(4,735)	—	—
Net change in unrealized appreciation (depreciation) on investments†	34,424,960	1,189,540	4,328,384	6,260,945	134,653,014	5,010,358
Net change in unrealized appreciation (depreciation) on futures contracts	(47,035)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	(451,779)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	25	—	28,230	6,823	—	—
Net Realized and Unrealized Gains (Losses) on Investments	34,732,664	951,129	4,659,867	3,581,945	161,374,143	7,645,358
Change in Net Assets Resulting from Operations	$40,731,366	$1,703,419	$4,843,370	$3,585,979	$170,989,692	$8,848,780
*Net of foreign tax withholding of:	$—	$—	$61,217	$26,819	$—	$—
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$40,597	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Net realized gains on investments includes the realized gains of $23,125,508, $2,441,557, $9,384,458 and $5,165,241 for the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Large Company Growth Fund	Touchstone Small Company Fund	Touchstone Value Fund

$305,144	$6,476,058	$6,065,032
—	—	—
—	60	13,286
305,144	6,476,118	6,078,318

390,985	3,059,682	1,458,205
89,748	627,391	340,029
2,124	2,124	2,124
4,993	8,742	6,711
13,465	27,826	20,248
1,805	188,990	72,641
129	8,411	1,787
3,488	167,216	41,636
24,611	4,404	42,052
—	110	19
6,714	13,335	10,403
4,616	6,781	4,198
5,553	14,508	9,893
12,014	6,740	10,173
—	6,788	9,568
1,178	10,734	6,022
1,059	1,818	1,200
1,220	11,653	3,094
1,767	1,488	5,527
—	1,594	1,257
4,707	594,433	192,235
1,217	74,992	17,633
13,500	13,500	13,500
46,512	103,190	54,665
631,405	4,956,450	2,324,820
(137,212)	(160,786)	(260,847)
494,193	4,795,664	2,063,973
(189,049)	1,680,454	4,014,345

8,662,646	118,362	(6,057,792)
—	—	—
—	—	—
—	—	1,578
7,850,329	77,252,695	40,132,886
—	—	—
—	—	—
—	—	—
16,512,975	77,371,057	34,076,672
$16,323,926	$79,051,511	$38,091,017
$3,442	$1,972	$54,656
$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Core Municipal Bond Fund		Touchstone International Equity Fund
	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023
From Operations
Net investment income (loss)	$5,998,702	$9,245,459	$752,290	$1,325,291	$183,503	$1,907,688
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	806,493	11,195,890	(238,411)	(1,223,464)	303,253	(5,214,908)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	33,926,171	78,098,021	1,189,540	1,149,277	4,356,614	19,725,598
Change in Net Assets from Operations	40,731,366	98,539,370	1,703,419	1,251,104	4,843,370	16,418,378

Distributions to Shareholders:
Distributed earnings, Class A	(3,770,403)	(6,454,185)	(307,313)	(542,624)	(1,107,769)	(1,163,208)
Distributed earnings, Class C	(227,766)	(335,681)	(9,549)	(16,568)	(20,132)	(28,135)
Distributed earnings, Class Y	(1,834,243)	(2,487,696)	(41,249)	(70,470)	(481,196)	(337,719)
Distributed earnings, Institutional Class	—	—	(398,122)	(695,629)	(72,826)	(60,528)
Distributed earnings, Class R6	(874)	(1,917)	—	—	—	—
Total Distributions	(5,833,286)	(9,279,479)	(756,233)	(1,325,291)	(1,681,923)	(1,589,590)
Change in Net Assets from Share Transactions(A)	23,494,379	(27,209,173)	(2,944,077)	(5,317,958)	(1,006,848)	(3,423,275)

Total Increase (Decrease) in Net Assets	58,392,459	62,050,718	(1,996,891)	(5,392,145)	2,154,599	11,405,513

Net Assets
Beginning of period	813,159,812	751,109,094	53,085,632	58,477,777	114,177,296	102,771,783
End of period	$871,552,271	$813,159,812	$51,088,741	$53,085,632	$116,331,895	$114,177,296
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone International Growth Fund		Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Large Company Growth Fund
For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023

$4,034	$336,660	$9,615,549	$13,019,424	$1,203,422	$2,737,817	$(189,049)	$(197,653)
(2,685,823)	(7,578,846)	26,721,129	65,283,919	2,635,000	16,518,022	8,662,646	18,355,445
6,267,768	12,385,447	134,653,014	441,075,223	5,010,358	22,459,658	7,850,329	6,189,120
3,585,979	5,143,261	170,989,692	519,378,566	8,848,780	41,715,497	16,323,926	24,346,912

(2,741)	(1,754)	(12,772,082)	(26,722,797)	(95,374)	(186,418)	(160,700)	(115,696)
—	—	(49,032)	(723,298)	(6,280)	(83,859)	(9,647)	(7,968)
(210,146)	(125,554)	(7,364,752)	(8,798,604)	(3,712,247)	(7,705,511)	(325,622)	(256,507)
(63,710)	(35,606)	(2,370,622)	(3,775,076)	(1,172,880)	(2,900,891)	(4,710,574)	(4,584,366)
—	—	(305,881)	(32,814)	—	—	—	—
(276,597)	(162,914)	(22,862,369)	(40,052,589)	(4,986,781)	(10,876,679)	(5,206,543)	(4,964,537)
(2,439,011)	(5,007,786)	31,246,437	(41,778,980)	(3,143,760)	(35,086,898)	(32,001,653)	(35,711,782)

870,371	(27,439)	179,373,760	437,546,997	718,239	(4,248,080)	(20,884,270)	(16,329,407)

61,000,692	61,028,131	2,935,721,958	2,498,174,961	273,849,492	278,097,572	146,523,497	162,852,904
$61,871,063	$61,000,692	$3,115,095,718	$2,935,721,958	$274,567,731	$273,849,492	$125,639,227	$146,523,497

Statements of Changes in Net Assets (Continued)
	Touchstone Small Company Fund		Touchstone Value Fund
	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023
From Operations
Net investment income	$1,680,454	$964,570	$4,014,345	$8,104,704
Net realized gains on investments and foreign currency transactions	118,362	12,898,080	(6,056,214)	13,745,820
Net change in unrealized appreciation on investments and foreign currency transactions	77,252,695	108,411,403	40,132,886	32,140,986
Change in Net Assets from Operations	79,051,511	122,274,053	38,091,017	53,991,510

Distributions to Shareholders:
Distributed earnings, Class A	(771,772)	(11,830,362)	(2,342,712)	(11,303,139)
Distributed earnings, Class C	(23,753)	(432,280)	(39,102)	(340,918)
Distributed earnings, Class Y	(494,033)	(5,543,536)	(1,413,364)	(7,487,618)
Distributed earnings, Institutional Class	(37,674)	(507,462)	(3,828,432)	(16,911,807)
Distributed earnings, Class R6	(103,235)	(1,463,928)	(451,552)	(1,655,788)
Total Distributions	(1,430,467)	(19,777,568)	(8,075,162)	(37,699,270)
Change in Net Assets from Share Transactions(A)	15,871,610	35,514,933	(20,045,401)	(21,834,052)

Total Increase (Decrease) in Net Assets	93,492,654	138,011,418	9,970,454	(5,541,812)

Net Assets
Beginning of period	903,416,849	765,405,431	496,418,025	501,959,837
End of period	$996,909,503	$903,416,849	$506,388,479	$496,418,025
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Balanced Fund				Touchstone Core Municipal Bond Fund
	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023		For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	885,203	$21,336,485	1,305,841	$29,334,546	15,915	$167,411	70,723	$752,997
Reinvestment of distributions	147,469	3,568,403	275,113	6,106,121	23,857	251,984	41,801	445,970
Cost of Shares redeemed	(1,239,061)	(29,774,179)	(3,438,251)	(76,723,283)	(130,159)	(1,374,337)	(311,187)	(3,298,640)
Change from Class A Share Transactions	(206,389)	(4,869,291)	(1,857,297)	(41,282,616)	(90,387)	(954,942)	(198,663)	(2,099,673)
Class C
Proceeds from Shares issued	290,785	6,950,430	362,864	8,171,723	21,220	220,449	82,084	880,091
Reinvestment of distributions	9,269	224,906	14,847	331,979	896	9,471	1,545	16,496
Cost of Shares redeemed	(415,017)	(9,955,576)	(758,402)	(16,854,147)	(23,471)	(247,912)	(75,695)	(802,420)
Change from Class C Share Transactions	(114,963)	(2,780,240)	(380,691)	(8,350,445)	(1,355)	(17,992)	7,934	94,167
Class Y
Proceeds from Shares issued	2,192,793	52,222,562	4,328,959	97,132,692	85,901	913,824	236,499	2,487,537
Reinvestment of distributions	76,348	1,830,992	112,185	2,474,987	3,391	35,883	5,448	58,169
Cost of Shares redeemed	(964,412)	(22,880,518)	(3,485,175)	(77,185,708)	(88,304)	(946,993)	(251,774)	(2,631,261)
Change from Class Y Share Transactions	1,304,729	31,173,036	955,969	22,421,971	988	2,714	(9,827)	(85,555)
Institutional Class
Proceeds from Shares issued	—	—	—	—	2,119	22,202	11,520	123,810
Reinvestment of distributions	—	—	—	—	37,452	396,072	65,116	695,613
Cost of Shares redeemed	—	—	—	—	(222,211)	(2,392,131)	(382,513)	(4,046,320)
Change from Institutional Class Share Transactions	—	—	—	—	(182,640)	(1,973,857)	(305,877)	(3,226,897)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	36	874	87	1,917	—	—	—	—
Cost of Shares redeemed	(1,259)	(30,000)	—	—	—	—	—	—
Change from Class R6 Share Transactions	(1,223)	(29,126)	87	1,917	—	—	—	—
Change from Share Transactions	982,154	$23,494,379	(1,281,932)	$(27,209,173)	(273,394)	$(2,944,077)	(506,433)	$(5,317,958)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International Equity Fund				Touchstone International Growth Fund
For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023		For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

94,430	$1,412,091	207,040	$2,956,760	15,103	$164,257	16,348	$174,892
66,320	1,049,853	81,517	1,103,741	209	2,522	157	1,587
(345,621)	(5,199,109)	(656,145)	(9,128,332)	(7,426)	(84,756)	(28,249)	(304,912)
(184,871)	(2,737,165)	(367,588)	(5,067,831)	7,886	82,023	(11,744)	(128,433)

6,629	91,288	22,995	306,225	4,656	49,374	8,917	90,897
1,376	19,894	2,171	26,900	—	—	—	—
(18,238)	(246,309)	(55,527)	(706,451)	(2,720)	(29,252)	(22,970)	(232,584)
(10,233)	(135,127)	(30,361)	(373,326)	1,936	20,122	(14,053)	(141,687)

207,373	3,076,254	420,549	6,158,939	9,728	111,164	31,410	341,642
30,445	475,248	25,019	333,999	16,348	202,875	11,590	121,293
(118,405)	(1,761,076)	(329,954)	(4,520,062)	(198,463)	(2,311,078)	(442,777)	(4,855,700)
119,413	1,790,426	115,614	1,972,876	(172,387)	(1,997,039)	(399,777)	(4,392,765)

68,212	1,005,003	1,744	25,692	7,577	89,113	16,522	185,440
4,678	72,826	4,544	60,529	5,038	63,026	3,332	35,182
(68,217)	(1,002,811)	(2,907)	(41,215)	(59,272)	(696,256)	(50,126)	(565,523)
4,673	75,018	3,381	45,006	(46,657)	(544,117)	(30,272)	(344,901)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(71,018)	$(1,006,848)	(278,954)	$(3,423,275)	(209,222)	$(2,439,011)	(455,846)	$(5,007,786)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Large Cap Focused Fund				Touchstone Large Cap Fund
	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023		For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	528,892	$29,996,334	871,623	$44,199,684	61,544	$1,066,475	55,034	$878,440
Reinvestment of distributions	198,432	11,761,763	512,576	24,803,337	4,898	85,774	10,508	165,562
Cost of Shares redeemed	(1,703,716)	(96,236,299)	(3,979,920)	(200,436,477)	(24,311)	(410,688)	(52,916)	(846,101)
Change from Class A Share Transactions	(976,392)	(54,478,202)	(2,595,721)	(131,433,456)	42,131	741,561	12,626	197,901
Class C
Proceeds from Shares issued	127,040	6,374,679	142,815	6,440,237	1,472	24,152	20,444	313,352
Reinvestment of distributions	928	48,816	16,420	716,415	366	6,222	5,393	82,939
Cost of Shares redeemed	(168,087)	(8,452,709)	(312,804)	(14,085,002)	(34,466)	(575,442)	(102,895)	(1,624,789)
Change from Class C Share Transactions	(40,119)	(2,029,214)	(153,569)	(6,928,350)	(32,628)	(545,068)	(77,058)	(1,228,498)
Class Y
Proceeds from Shares issued	3,042,927	170,982,453	4,389,105	223,429,518	53,433	919,366	194,223	3,125,993
Reinvestment of distributions	118,535	7,020,271	171,659	8,278,156	205,919	3,607,496	475,857	7,505,606
Cost of Shares redeemed	(1,396,699)	(78,773,970)	(3,137,778)	(158,474,364)	(494,766)	(8,472,545)	(1,856,213)	(30,327,891)
Change from Class Y Share Transactions	1,764,763	99,228,754	1,422,986	73,233,310	(235,414)	(3,945,683)	(1,186,133)	(19,696,292)
Institutional Class
Proceeds from Shares issued	1,302,267	73,374,490	3,889,420	194,308,524	393,233	6,738,669	2,513,064	40,723,228
Reinvestment of distributions	27,449	1,628,984	55,100	2,661,762	64,508	1,130,314	153,334	2,420,443
Cost of Shares redeemed	(1,713,838)	(96,070,793)	(3,851,324)	(192,969,218)	(425,856)	(7,263,553)	(3,548,886)	(57,503,680)
Change from Institutional Class Share Transactions	(384,122)	(21,067,319)	93,196	4,001,068	31,885	605,430	(882,488)	(14,360,009)
Class R6
Proceeds from Shares issued	195,397	11,156,058	359,726	19,738,096	—	—	—	—
Reinvestment of distributions	5,120	304,038	622	30,031	—	—	—	—
Cost of Shares redeemed	(32,723)	(1,867,678)	(8,283)	(419,679)	—	—	—	—
Change from Class R6 Share Transactions	167,794	9,592,418	352,065	19,348,448	—	—	—	—
Change from Share Transactions	531,924	$31,246,437	(881,043)	$(41,778,980)	(194,026)	$(3,143,760)	(2,133,053)	$(35,086,898)
^	The June 30, 2023 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Large Company Growth Fund				Touchstone Small Company Fund^
For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023		For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

10,694	$449,858	13,612	$522,431	1,889,563	$9,829,567	3,891,138	$19,216,133
3,688	160,700	3,229	115,695	137,843	747,108	2,345,714	11,470,539
(16,751)	(700,732)	(16,998)	(637,756)	(5,808,655)	(29,915,000)	(11,255,496)	(55,485,426)
(2,369)	(90,174)	(157)	370	(3,781,249)	(19,338,325)	(5,018,644)	(24,798,754)

1,436	56,979	881	33,004	88,242	450,414	395,461	1,551,009
187	7,502	238	7,965	4,394	23,507	87,922	427,301
(3,159)	(128,166)	(1,312)	(44,741)	(463,885)	(2,339,905)	(7,438,078)	(5,317,700)
(1,536)	(63,685)	(193)	(3,772)	(371,249)	(1,865,984)	(6,954,695)	(3,339,390)

7,910	340,069	12,260	469,925	11,746,455	69,928,681	19,225,536	109,971,262
7,280	325,623	7,001	256,507	78,798	492,485	982,602	5,522,224
(12,797)	(560,193)	(222,625)	(8,399,800)	(5,822,463)	(34,385,800)	(10,085,513)	(56,706,050)
2,393	105,499	(203,364)	(7,673,368)	6,002,790	36,035,366	10,122,625	58,787,436

577,605	24,932,882	1,267,769	48,971,378	536,693	2,998,069	725,853	4,089,821
93,728	4,237,475	115,186	4,259,572	5,794	36,272	86,528	487,153
(1,406,448)	(61,123,650)	(2,087,146)	(81,265,962)	(336,057)	(1,990,329)	(748,587)	(4,244,022)
(735,115)	(31,953,293)	(704,191)	(28,035,012)	206,430	1,044,012	63,794	332,952

—	—	—	—	4,041,945	21,742,865	11,114,924	56,693,014
—	—	—	—	18,046	103,221	284,288	1,461,242
—	—	—	—	(4,094,821)	(21,849,545)	(10,446,031)	(53,621,567)
—	—	—	—	(34,830)	(3,459)	953,181	4,532,689
(736,627)	$(32,001,653)	(907,905)	$(35,711,782)	2,021,892	$15,871,610	(833,739)	$35,514,933

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Value Fund
	For the Six Months Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	83,958	$874,277	676,587	$6,874,794
Reinvestment of distributions	210,119	2,234,211	1,079,157	10,781,601
Cost of Shares redeemed	(1,265,590)	(13,164,286)	(2,101,197)	(21,374,057)
Change from Class A Share Transactions	(971,513)	(10,055,798)	(345,453)	(3,717,662)
Class C
Proceeds from Shares issued	11,007	114,452	179,695	1,813,103
Reinvestment of distributions	3,496	37,180	33,821	336,898
Cost of Shares redeemed	(58,681)	(610,206)	(428,227)	(4,241,922)
Change from Class C Share Transactions	(44,178)	(458,574)	(214,711)	(2,091,921)
Class Y
Proceeds from Shares issued	720,587	7,580,108	3,070,028	32,214,842
Reinvestment of distributions	129,350	1,382,115	732,473	7,355,459
Cost of Shares redeemed	(938,878)	(9,786,817)	(4,196,004)	(42,666,245)
Change from Class Y Share Transactions	(88,941)	(824,594)	(393,503)	(3,095,944)
Institutional Class
Proceeds from Shares issued	1,264,766	12,995,906	3,781,754	38,345,288
Reinvestment of distributions	330,292	3,511,576	1,486,511	14,859,297
Cost of Shares redeemed	(2,332,816)	(24,423,417)	(8,964,398)	(92,624,074)
Change from Institutional Class Share Transactions	(737,758)	(7,915,935)	(3,696,133)	(39,419,489)
Class R6
Proceeds from Shares issued	162,411	1,711,351	2,651,782	28,445,654
Reinvestment of distributions	42,458	451,552	165,429	1,655,788
Cost of Shares redeemed	(289,055)	(2,953,403)	(359,399)	(3,610,478)
Change from Class R6 Share Transactions	(84,186)	(790,500)	2,457,812	26,490,964
Change from Share Transactions	(1,926,576)	$(20,045,401)	(2,191,988)	$(21,834,052)
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$21.54	$0.32	$1.73	$2.05	$(0.34)	$ (1.07)	$(1.41)	$22.18	10.13%	$244,037	1.01%	1.09%	1.49%	81%
06/30/20	22.18	0.27	1.85	2.12	(0.28)	(2.41)	(2.69)	21.61	10.09	250,298	1.01	1.07	1.25	135
06/30/21	21.61	0.16(4)	5.47	5.63	(0.15)	(1.57)	(1.72)	25.52	26.92	322,009	1.01	1.03	0.66	60
06/30/22	25.52	0.14(4)	(3.42)	(3.28)	(0.15)	(0.61)	(0.76)	21.48	(13.32)	521,933	0.99	0.99	0.54	92(5)(6)
06/30/23	21.48	0.28	2.66	2.94	(0.28)	—	(0.28)	24.14	13.81	541,895	1.02	1.02	1.24	57(5)
12/31/23(7)	24.14	0.18	1.00	1.18	(0.17)	—	(0.17)	25.15	4.92(8)	559,380	1.01(9)	1.01(9)	1.46(9)	24(8)
Class C
06/30/19	$21.63	$0.15	$1.75	$1.90	$(0.17)	$ (1.07)	$(1.24)	$22.29	9.33%	$34,380	1.78%	1.89%	0.72%	81%
06/30/20	22.29	0.11	1.86	1.97	(0.13)	(2.41)	(2.54)	21.72	9.23	44,174	1.78	1.88	0.48	135
06/30/21	21.72	(0.03)(4)	5.49	5.46	(0.02)	(1.57)	(1.59)	25.59	25.93	65,455	1.78	1.81	(0.11)	60
06/30/22	25.59	(0.05)(4)	(3.42)	(3.47)	—	(0.61)	(0.61)	21.51	(13.96)	73,906	1.75	1.75	(0.22)	92(5)(6)
06/30/23	21.51	0.10	2.68	2.78	(0.11)	—	(0.11)	24.18	12.95	73,893	1.78	1.78	0.48	57(5)
12/31/23(7)	24.18	0.08	1.02	1.10	(0.08)	—	(0.08)	25.20	4.55(8)	74,089	1.77(9)	1.77(9)	0.69(9)	24(8)
Class Y
06/30/19	$21.39	$0.35	$1.72	$2.07	$(0.38)	$ (1.07)	$(1.45)	$22.01	10.33%	$60,638	0.81%	0.88%	1.69%	81%
06/30/20	22.01	0.32	1.84	2.16	(0.33)	(2.41)	(2.74)	21.43	10.35	94,921	0.81	0.87	1.45	135
06/30/21	21.43	0.20(4)	5.41	5.61	(0.19)	(1.57)	(1.76)	25.28	27.12	197,877	0.81	0.81	0.86	60
06/30/22	25.28	0.18(4)	(3.38)	(3.20)	(0.19)	(0.61)	(0.80)	21.28	(13.13)	155,159	0.79(10)	0.75	0.74	92(5)(6)
06/30/23	21.28	0.32	2.64	2.96	(0.33)	—	(0.33)	23.91	14.06	197,245	0.79	0.79	1.47	57(5)
12/31/23(7)	23.91	0.20	1.00	1.20	(0.20)	—	(0.20)	24.91	5.05(8)	237,981	0.78(9)	0.78(9)	1.69(9)	24(8)
Class R6
06/30/22(11)	$26.15	$0.13(4)	$(4.22)	$(4.09)	$(0.18)	$ (0.61)	$(0.79)	$21.27	(16.08)%(8)	$112	0.64%(9)	33.98%(9)	0.89%(9)	92%(5)(6)
06/30/23	21.27	0.35	2.64	2.99	(0.36)	—	(0.36)	23.90	14.23	128	0.65	6.11	1.61	57(5)
12/31/23(7)	23.90	0.21	1.00	1.21	(0.21)	—	(0.21)	24.90	5.12(8)	102	0.64(9)	6.87(9)	1.83(9)	24(8)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.01% , for Class C shares was 1.77%, for Class Y shares was 0.78% and for Class R6 shares was 0.64% for the year ended June 30, 2023.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.01%, for Class C shares was 1.77%, for Class Y shares was 0.78% and for Class R6 shares was 6.10% for the year ended June 30, 2023.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(7)	Unaudited.
(8)	Not annualized.
(9)	Annualized.
(10)	Net expenses include amounts recouped by the Adviser.
(11)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$11.33	$0.32	$0.30	$0.62	$(0.32)	$ —	$(0.32)	$11.63	5.60%	$33,515	0.85%	1.15%	2.85%	53%
06/30/20	11.63	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	11.83	4.38	32,060	0.85	1.18	2.53	33
06/30/21	11.83	0.28	0.06	0.34	(0.28)	—	(0.28)	11.89	2.90	30,870	0.85	1.15	2.35	21
06/30/22	11.89	0.16	(1.16)	(1.00)	(0.16)	(0.01)	(0.17)	10.72	(8.43)	25,101	0.82	1.08	1.40	157
06/30/23	10.72	0.24	0.01	0.25	(0.24)	—	(0.24)	10.73	2.37	22,988	0.80	1.05	2.27	54
12/31/23(2)	10.73	0.15	0.20	0.35	(0.15)	—	(0.15)	10.93	3.27(3)	22,423	0.80(4)	1.07(4)	2.73(4)	14(3)
Class C
06/30/19	$11.33	$0.23	$0.33	$0.56	$(0.24)	$ —	$(0.24)	$11.65	4.97%	$2,756	1.60%	2.08%	2.10%	53%
06/30/20	11.65	0.21	0.21	0.42	(0.21)	(0.01)	(0.22)	11.85	3.61	2,050	1.60	2.32	1.78	33
06/30/21	11.85	0.18	0.07	0.25	(0.19)	—	(0.19)	11.91	2.13	1,180	1.60	2.27	1.60	21
06/30/22	11.91	0.08	(1.17)	(1.09)	(0.08)	(0.01)	(0.09)	10.73	(9.27)	943	1.57	2.47	0.65	157
06/30/23	10.73	0.14	0.02	0.16	(0.16)	—	(0.16)	10.73	1.54	1,028	1.55	2.45	1.52	54
12/31/23(2)	10.73	0.11	0.19	0.30	(0.11)	—	(0.11)	10.92	2.88(3)	1,032	1.55(4)	2.65(4)	1.98(4)	14(3)
Class Y
06/30/19	$11.33	$0.35	$0.31	$0.66	$(0.35)	$ —	$(0.35)	$11.64	5.96%	$3,031	0.60%	1.05%	3.10%	53%
06/30/20	11.64	0.33	0.22	0.55	(0.33)	(0.01)	(0.34)	11.85	4.73	2,616	0.60	1.31	2.78	33
06/30/21	11.85	0.31	0.05	0.36	(0.31)	—	(0.31)	11.90	3.07	3,449	0.60	1.25	2.60	21
06/30/22	11.90	0.19	(1.15)	(0.96)	(0.19)	(0.01)	(0.20)	10.74	(8.19)	2,740	0.57	1.11	1.65	157
06/30/23	10.74	0.27	0.01	0.28	(0.27)	—	(0.27)	10.75	2.66	2,637	0.55	1.18	2.52	54
12/31/23(2)	10.75	0.16	0.21	0.37	(0.16)	—	(0.16)	10.96	3.49(3)	2,700	0.55(4)	1.22(4)	2.98(4)	14(3)
Institutional Class
06/30/19	$11.33	$0.36	$0.31	$0.67	$(0.36)	$ —	$(0.36)	$11.64	6.05%	$7,913	0.55%	0.96%	3.15%	53%
06/30/20	11.64	0.33	0.21	0.54	(0.33)	(0.01)	(0.34)	11.84	4.69	12,785	0.55	0.91	2.83	33
06/30/21	11.84	0.32	0.06	0.38	(0.32)	—	(0.32)	11.90	3.20	14,481	0.55	0.85	2.65	21
06/30/22	11.90	0.20	(1.15)	(0.95)	(0.20)	(0.01)	(0.21)	10.74	(8.13)	29,694	0.50	0.75	1.72	157
06/30/23	10.74	0.28	0.01	0.29	(0.28)	—	(0.28)	10.75	2.73	26,434	0.48	0.73	2.59	54
12/31/23(2)	10.75	0.16	0.20	0.36	(0.16)	—	(0.16)	10.95	3.43(3)	24,934	0.48(4)	0.75(4)	3.05(4)	14(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$18.15	$0.20(4)	$(0.57)	$(0.37)	$(0.26)	$ (1.87)	$(2.13)	$15.65	(0.78)%	$106,870	1.30%	1.37%	1.26%	43%
06/30/20	15.65	0.08(4)	(0.98)	(0.90)	(0.19)	(0.63)	(0.82)	13.93	(6.28)	77,744	1.29	1.40	0.57	45
06/30/21	13.93	0.09(4)	4.94	5.03	(0.08)	—	(0.08)	18.88	36.16	88,022	1.36	1.37	0.56	31
06/30/22	18.88	0.18(4)	(3.44)	(3.26)	(0.08)	(2.24)	(2.32)	13.30	(18.87)	76,671	1.36	1.40	1.08	45(5)
06/30/23	13.30	0.24(4)	1.99	2.23	(0.21)	—	(0.21)	15.32	16.99	82,697	1.36	1.44	1.75	32
12/31/23(6)	15.32	0.02	0.64	0.66	(0.21)	—	(0.21)	15.77	4.33(2)	82,205	1.36(3)	1.45(3)	0.24(3)	10(2)
Class C
06/30/19	$17.12	$0.03(4)	$(0.54)	$(0.51)	$(0.10)	$ (1.87)	$(1.97)	$14.64	(1.87)%	$3,783	2.34%	2.42%	0.21%	43%
06/30/20	14.64	(0.09)(4)	(0.93)	(1.02)	—	(0.63)	(0.63)	12.99	(7.41)	2,073	2.49	2.74	(0.63)	45
06/30/21	12.99	(0.04)(4)	4.60	4.56	(—)(7)	—	(—)(7)	17.55	35.14	2,115	2.15	2.90	(0.24)	31
06/30/22	17.55	0.07(4)	(3.18)	(3.11)	(0.02)	(2.24)	(2.26)	12.18	(19.45)	2,399	1.99	2.71	0.45	45(5)
06/30/23	12.18	0.14(4)	1.82	1.96	(0.17)	—	(0.17)	13.97	16.27	2,327	1.99	2.80	1.12	32
12/31/23(6)	13.97	(0.10)	0.66	0.56	(0.13)	—	(0.13)	14.40	4.00(2)	2,251	1.99(3)	2.88(3)	(0.39)(3)	10(2)
Class Y
06/30/19	$17.93	$0.25(4)	$(0.57)	$(0.32)	$(0.30)	$ (1.87)	$(2.17)	$15.44	(0.47)%	$42,120	0.99%	1.12%	1.57%	43%
06/30/20	15.44	0.13(4)	(0.97)	(0.84)	(0.24)	(0.63)	(0.87)	13.73	(6.03)	23,835	0.99	1.15	0.87	45
06/30/21	13.73	0.15(4)	4.88	5.03	(0.11)	—	(0.11)	18.65	36.71	27,903	0.99	1.19	0.93	31
06/30/22	18.65	0.23(4)	(3.40)	(3.17)	(0.13)	(2.24)	(2.37)	13.11	(18.61)	20,430	0.99	1.19	1.45	45(5)
06/30/23	13.11	0.29(4)	1.97	2.26	(0.24)	—	(0.24)	15.13	17.46	25,324	0.99	1.23	2.12	32
12/31/23(6)	15.13	0.04	0.65	0.69	(0.27)	—	(0.27)	15.55	4.57(2)	27,871	0.99(3)	1.21(3)	0.61(3)	10(2)
Institutional Class
06/30/19	$17.92	$0.26(4)	$(0.57)	$(0.31)	$(0.32)	$ (1.87)	$(2.19)	$15.42	(0.39)%	$2,592	0.89%	1.38%	1.67%	43%
06/30/20	15.42	0.14(4)	(0.95)	(0.81)	(0.27)	(0.63)	(0.90)	13.71	(5.89)	14,205	0.89	1.12	0.97	45
06/30/21	13.71	0.16(4)	4.88	5.04	(0.12)	—	(0.12)	18.63	36.83	4,315	0.89	1.06	1.03	31
06/30/22	18.63	0.25(4)	(3.40)	(3.15)	(0.15)	(2.24)	(2.39)	13.09	(18.52)	3,273	0.89	1.34	1.55	45(5)
06/30/23	13.09	0.31(4)	1.95	2.26	(0.24)	—	(0.24)	15.11	17.54	3,830	0.89	1.23	2.22	32
12/31/23(6)	15.11	0.07	0.62	0.69	(0.29)	—	(0.29)	15.51	4.54(2)	4,004	0.89(3)	1.32(3)	0.71(3)	10(2)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19(2)	$13.11	$(0.04)(3)	$(0.47)	$(0.51)	$—	$ (1.49)	$(1.49)	$11.11	(1.78)%	$760	1.24%	4.36%	(0.31)%	103%
06/30/20(2)	11.11	(0.03)(3)	0.60	0.57	—	—	—	11.68	5.07	777	1.24	4.17	(0.26)	74
06/30/21(2)	11.68	(0.10)(3)	3.77	3.67	—	—	—	15.35	31.51	2,216	1.24	2.31	(0.63)	116(4)
06/30/22	15.35	(0.04)	(4.81)	(4.85)	—	—	—	10.50	(31.60)	1,172	1.24	2.62	(0.27)	49
06/30/23	10.50	0.03(3)	0.89	0.92	(0.02)	—	(0.02)	11.40	8.74	1,139	1.24	2.80	0.31	38
12/31/23(5)	11.40	(0.01)(3)	0.71	0.70	(0.03)	—	(0.03)	12.07	6.10(6)	1,301	1.24(7)	3.13(7)	(0.24)(7)	11(6)
Class C
06/30/19(2)	$12.97	$(0.12)(3)	$(0.48)	$(0.60)	$—	$ (1.49)	$(1.49)	$10.88	(2.52)%	$185	1.99%	6.35%	(1.06)%	103%
06/30/20(2)	10.88	(0.11)(3)	0.57	0.46	—	—	—	11.34	4.28	403	1.99	5.96	(1.01)	74
06/30/21(2)	11.34	(0.20)(3)	3.67	3.47	—	—	—	14.81	30.55	1,316	1.99	3.43	(1.38)	116(4)
06/30/22	14.81	(0.14)	(4.61)	(4.75)	—	—	—	10.06	(32.07)	787	1.99	3.62	(1.02)	49
06/30/23	10.06	(0.04)(3)	0.84	0.80	—	—	—	10.86	7.95	697	1.99	3.70	(0.44)	38
12/31/23(5)	10.86	(0.05)(3)	0.66	0.61	—	—	—	11.47	5.62(6)	758	1.99(7)	4.10(7)	(0.99)(7)	11(6)
Class Y
06/30/19(2)	$13.37	$(0.01)(3)	$(0.49)	$(0.50)	$(0.01)	$ (1.51)	$(1.52)	$11.35	(1.53)%	$2,341	0.99%	1.89%	(0.06)%	103%
06/30/20(2)	11.35	(—)(3)(8)	0.60	0.60	—	—	—	11.95	5.28	867	0.99	2.50	(0.01)	74
06/30/21(2)	11.95	(0.06)(3)	3.88	3.82	—	—	—	15.77	31.88	74,507	0.99	1.25	(0.38)	116(4)
06/30/22	15.77	(—)(8)	(4.95)	(4.95)	—	—	—	10.82	(31.39)	47,845	0.99	1.31	(0.02)	49
06/30/23	10.82	0.06(3)	0.91	0.97	(0.03)	—	(0.03)	11.76	9.00	47,315	0.99	1.36	0.56	38
12/31/23(5)	11.76	—(3)(8)	0.72	0.72	(0.05)	—	(0.05)	12.43	6.16(6)	47,876	0.99(7)	1.42(7)	0.01(7)	11(6)
Institutional Class
06/30/19(2)	$13.46	$0.01(3)	$(0.50)	$(0.49)	$(0.02)	$ (1.52)	$(1.54)	$11.43	(1.46)%	$31,435	0.89%	1.30%	0.04%	103%
06/30/20(2)	11.43	0.01(3)	0.61	0.62	(—)(8)	—	(—)(8)	12.05	5.46	29,285	0.89	1.35	0.09	74
06/30/21(2)	12.05	(0.05)(3)	3.91	3.86	(0.02)	—	(0.02)	15.89	32.00	23,334	0.89	1.20	(0.28)	116(4)
06/30/22	15.89	0.03	(5.01)	(4.98)	(—)(8)	—	(—)(8)	10.91	(31.34)	11,224	0.89	1.32	0.08	49
06/30/23	10.91	0.07(3)	0.92	0.99	(0.04)	—	(0.04)	11.86	9.16	11,850	0.89	1.38	0.66	38
12/31/23(5)	11.86	0.01(3)	0.74	0.75	(0.07)	—	(0.07)	12.54	6.21(6)	11,937	0.89(7)	1.42(7)	0.11(7)	11(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	During the year ended June 30, 2021, the Fund effected the following stock split effective the close of business September 11, 2020: 1.9160 for 1 for Class A shares, 1.9095 for 1 for Class C shares, 1.8839 for 1 for Class Y shares and 1.8777 for 1 for Institutional Class shares. All historical per share information has been retroactively adjusted to reflect this stock split.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone International Small Cap Fund acquired on September 11, 2020. If these transactions were included, portfolio turnover would have been higher.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$43.80	$0.38(7)	$3.72	$4.10	$(0.27)	$ (4.26)	$(4.53)	$43.37	10.51%	$1,170,490	0.97%	1.09%	0.88%	15%(6)
06/30/20	43.37	0.27	3.78	4.05	(0.27)	(4.85)	(5.12)	42.30	9.54	1,120,305	1.01	1.10	0.66	29(6)
06/30/21	42.30	0.08(7)	19.10	19.18	(0.09)	(2.71)	(2.80)	58.68	46.68	1,541,127	1.01	1.05	0.15	16(6)
06/30/22	58.68	0.04	(7.56)	(7.52)	(0.05)	(3.91)	(3.96)	47.20	(14.07)	1,736,900	0.99	0.99	0.13	27(6)(8)
06/30/23	47.20	0.21(7)	9.72	9.93	(0.08)	(0.68)	(0.76)	56.37	21.28	1,928,303	1.01	1.02	0.43	4(6)
12/31/23(9)	56.37	0.16(7)	3.10	3.26	(0.34)	(0.05)	(0.39)	59.24	5.77(4)	1,968,313	1.01(5)	1.01(5)	0.56(5)	2(4)(6)
Class C
06/30/19	$41.29	$0.03(7)	$3.50	$3.53	$—	$ (4.26)	$(4.26)	$40.56	9.61%	$47,838	1.79%	1.90%	0.07%	15%(6)
06/30/20	40.56	(0.19)	3.64	3.45	—	(4.85)	(4.85)	39.16	8.69	37,450	1.82	1.94	(0.15)	29(6)
06/30/21	39.16	(0.30)(7)	17.58	17.28	—	(2.71)	(2.71)	53.73	45.49	41,645	1.80	1.88	(0.64)	16(6)
06/30/22	53.73	(0.02)	(7.18)	(7.20)	—	(3.91)	(3.91)	42.62	(14.78)	49,115	1.80	1.80	(0.68)	27(6)(8)
06/30/23	42.62	(0.16)(7)	8.73	8.57	—	(0.68)	(0.68)	50.51	20.35	50,451	1.80	1.84	(0.36)	4(6)
12/31/23(9)	50.51	(0.06)(7)	2.76	2.70	—	(0.05)	(0.05)	53.16	5.35(4)	50,960	1.80(5)	1.82(5)	(0.23)(5)	2(4)(6)
Class Y
06/30/19	$43.68	$0.48(7)	$3.71	$4.19	$(0.37)	$ (4.26)	$(4.63)	$43.24	10.81%	$413,137	0.73%	0.89%	1.13%	15%(6)
06/30/20	43.24	0.40	3.76	4.16	(0.37)	(4.85)	(5.22)	42.18	9.84	352,103	0.75	0.91	0.92	29(6)
06/30/21	42.18	0.22(7)	19.05	19.27	(0.16)	(2.71)	(2.87)	58.58	47.07	575,053	0.73	0.86	0.43	16(6)
06/30/22	58.58	0.20	(7.57)	(7.37)	(0.16)	(3.91)	(4.07)	47.14	(13.86)	493,825	0.73	0.78	0.39	27(6)(8)
06/30/23	47.14	0.35(7)	9.72	10.07	(0.16)	(0.68)	(0.84)	56.37	21.65	670,688	0.73	0.81	0.71	4(6)
12/31/23(9)	56.37	0.24(7)	3.09	3.33	(0.49)	(0.05)	(0.54)	59.16	5.91(4)	808,230	0.73(5)	0.79(5)	0.84(5)	2(4)(6)
Institutional Class
06/30/19	$43.75	$0.51(7)	$3.71	$4.22	$(0.40)	$ (4.26)	$(4.66)	$43.31	10.87%	$100,473	0.66%	0.85%	1.20%	15%(6)
06/30/20	43.31	0.35	3.83	4.18	(0.40)	(4.85)	(5.25)	42.24	9.87	127,963	0.71	0.88	0.96	29(6)
06/30/21	42.24	0.23(7)	19.10	19.33	(0.17)	(2.71)	(2.88)	58.69	47.14	207,274	0.70	0.81	0.46	16(6)
06/30/22	58.69	0.26	(7.63)	(7.37)	(0.18)	(3.91)	(4.09)	47.23	(13.85)	217,531	0.70	0.73	0.42	27(6)(8)
06/30/23	47.23	0.37(7)	9.73	10.10	(0.17)	(0.68)	(0.85)	56.48	21.68	265,418	0.70	0.75	0.74	4(6)
12/31/23(9)	56.48	0.25(7)	3.10	3.35	(0.51)	(0.05)	(0.56)	59.27	5.93(4)	255,748	0.70(5)	0.73(5)	0.87(5)	2(4)(6)
Class R6
06/30/22(10)	$61.99	$0.22	$(10.89)	$(10.67)	$(0.16)	$ (3.91)	$(4.07)	$47.25	(18.43)%(4)	$804	0.66%(5)	3.02%(5)	0.47%(5)	27%(6)(8)
06/30/23	47.25	0.39(7)	9.74	10.13	(0.17)	(0.68)	(0.85)	56.53	21.73	20,862	0.66	1.19	0.78	4(6)
12/31/23(9)	56.53	0.26(7)	3.10	3.36	(0.52)	(0.05)	(0.57)	59.32	5.95(4)	31,845	0.66(5)	0.75(5)	0.91(5)	2(4)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.00%, 1.00%, 0.98%, 1.00%, 0.98% and 0.96%; for Class C shares was 1.79%, 1.79%, 1.79%, 1.79%, 1.79% and 1.78%; for Class Y shares was 0.72%, 0.72%, 0.72%, 0.72%, 0.72% and 0.72%; for Institutional Class shares was 0.69%, 0.69%, 0.69%, 0.69%, 0.68% and 0.65% for the six months ended December 31, 2023 and for the years ended June 30, 2023, 2022, 2021, 2020 and 2019, respectively; and for Class R6 shares was 0.65%, 0.65% and 0.65% for the six months ended December 31, 2023, for the year ended June 30, 2023 and the period ended June 30, 2022, respectively.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.00%, 1.01%, 0.98%, 1.04%, 1.07% and 1.08%; for Class C shares was 1.81%, 1.83%, 1.79%, 1.87%, 1.91% and 1.89%; for Class Y shares was 0.78%, 0.80%, 0.77%, 0.85%, 0.88% and 0.88%; for Institutional Class shares was 0.72%, 0.74%, 0.72%, 0.80%, 0.85% and 0.84% for the six months ended December 31, 2023 and for the years ended June 30, 2023, 2022, 2021, 2020 and 2019, respectively; and for Class R6 shares was 0.74%, 1.18% and 3.01% for the six months ended December 31, 2023, for the year ended June 30, 2023 and the period ended June 30, 2022, respectively.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(7)	The net investment income (loss) per share was based on average shares outstanding for the period.
(8)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(9)	Unaudited.
(10)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$13.27	$0.09(4)	$0.83	$0.92	$(0.08)	$ —	$(0.08)	$14.11	7.04%	$4,067	1.11%	1.67%	0.63%	19%(5)
06/30/20	14.11	0.15	(0.24)	(0.09)	(0.11)	(0.87)	(0.98)	13.04	(1.18)	2,989	1.03	1.91	1.03	20
06/30/21	13.04	0.11	4.83	4.94	(0.12)	—	(0.12)	17.86	38.06	4,278	1.04	1.53	0.75	15(5)
06/30/22	17.86	0.08	(2.03)	(1.95)	(0.12)	(0.40)	(0.52)	15.39	(11.44)	4,510	1.05	1.48	0.51	12(5)
06/30/23	15.39	0.12(4)	2.28	2.40	(0.02)	(0.57)	(0.59)	17.20	15.96	5,259	1.06	1.42	0.75	17(5)
12/31/23(6)	17.20	0.05(4)	0.50	0.55	(0.21)	(0.07)	(0.28)	17.47	3.21(7)	6,078	1.04(8)	1.45(8)	0.63(8)	0(5)(7)
Class C
06/30/19	$13.04	$(0.02)(4)	$0.83	$0.81	$—	$ —	$—	$13.85	6.21%	$7,372	1.86%	2.13%	(0.12)%	19%(5)
06/30/20	13.85	0.01	(0.20)	(0.19)	—	(0.87)	(0.87)	12.79	(1.89)	5,376	1.78	2.09	0.27	20
06/30/21	12.79	(0.10)	4.84	4.74	—	—	—	17.53	37.06	4,328	1.79	2.03	(—)(9)	15(5)
06/30/22	17.53	(0.10)	(1.96)	(2.06)	—	(0.40)	(0.40)	15.07	(12.15)	2,995	1.80	2.12	(0.24)	12(5)
06/30/23	15.07	(—)(4)(9)	2.23	2.23	—	(0.57)	(0.57)	16.73	15.10	2,036	1.81	2.17	(—)(9)	17(5)
12/31/23(6)	16.73	(0.01)(4)	0.49	0.48	—	(0.07)	(0.07)	17.14	2.86(7)	1,526	1.79(8)	2.42(8)	(0.12)(8)	0(5)(7)
Class Y
06/30/19	$13.31	$0.12(4)	$0.84	$0.96	$(0.13)	$ —	$(0.13)	$14.14	7.31%	$213,650	0.86%	0.99%	0.88%	19%(5)
06/30/20	14.14	0.17	(0.22)	(0.05)	(0.15)	(0.87)	(1.02)	13.07	(0.93)	206,798	0.78	0.90	1.28	20
06/30/21	13.07	0.16	4.83	4.99	(0.18)	—	(0.18)	17.88	38.39	270,305	0.79	0.88	1.00	15(5)
06/30/22	17.88	0.15	(2.05)	(1.90)	(0.16)	(0.40)	(0.56)	15.42	(11.20)	202,913	0.80	0.88	0.76	12(5)
06/30/23	15.42	0.16(4)	2.29	2.45	(0.08)	(0.57)	(0.65)	17.22	16.24	206,214	0.81	0.90	1.00	17(5)
12/31/23(6)	17.22	0.08(4)	0.50	0.58	(0.25)	(0.07)	(0.32)	17.48	3.37(7)	205,192	0.79(8)	0.90(8)	0.88(8)	0(5)(7)
Institutional Class
06/30/19	$13.33	$0.14(4)	$0.83	$0.97	$(0.14)	$ —	$(0.14)	$14.16	7.43%	$59,211	0.77%	0.92%	0.98%	19%(5)
06/30/20	14.16	0.15	(0.19)	(0.04)	(0.16)	(0.87)	(1.03)	13.09	(0.83)	60,402	0.68	0.84	1.38	20
06/30/21	13.09	0.16	4.86	5.02	(0.20)	—	(0.20)	17.91	38.59	90,358	0.69	0.82	1.10	15(5)
06/30/22	17.91	0.18	(2.08)	(1.90)	(0.17)	(0.40)	(0.57)	15.44	(11.15)	67,679	0.70	0.82	0.86	12(5)
06/30/23	15.44	0.18(4)	2.28	2.46	(0.10)	(0.57)	(0.67)	17.23	16.35	60,341	0.71	0.85	1.10	17(5)
12/31/23(6)	17.23	0.08(4)	0.51	0.59	(0.27)	(0.07)	(0.34)	17.48	3.41(7)	61,771	0.69(8)	0.84(8)	0.98(8)	0(5)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.03%, 1.03%, 1.03% and 1.03%; for Class C shares was 1.78%, 1.78%, 1.78% and 1.78%; for Class Y shares was 0.78%, 0.78%, 0.78% and 0.78%; and for Institutional Class shares was 0.68%, 0.68%, 0.68% and 0.68% for the six months ended December 31, 2023 and for the years ended June 30, 2023, 2022 and 2021, respectively.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.44%, 1.39%, 1.46% and 1.52%; for Class C shares was 2.41%, 2.14%, 2.10% and 2.02%; for Class Y shares was 0.89%, 0.87%, 0.86% and 0.87%; and for Institutional Class shares was 0.83%, 0.82%, 0.80% and 0.81% for the six months ended December 31, 2023 and for the years ended June 30, 2023, 2022 and 2021, respectively.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Less than $0.005 per share or 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Company Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$41.33	$(0.56)	$4.42	$3.86	$ (2.69)	$(2.69)	$42.50	10.39%	$1,425	1.23%	2.01%	(0.59)%	41%
06/30/20	42.50	(0.08)	8.19	8.11	(3.15)	(3.15)	47.46	20.07	2,112	1.07	2.28	(0.60)	30
06/30/21	47.46	(0.15)	16.56	16.41	(6.61)	(6.61)	57.26	37.33	3,617	1.06	1.59	(0.71)	36(4)
06/30/22	57.26	(0.18)	(10.40)	(10.58)	(10.52)	(10.52)	36.16	(23.29)	3,290	1.07	1.58	(0.61)	41(4)
06/30/23	36.16	(0.17)(5)	6.10	5.93	(1.23)	(1.23)	40.86	16.89	3,711	1.08	1.57	(0.46)	44(4)
12/31/23(6)	40.86	(0.13)(5)	5.53	5.40	(1.92)	(1.92)	44.34	13.31(7)	3,922	1.09(8)	1.63(8)	(0.62)(8)	11(4)(7)
Class C
06/30/19	$40.74	$(0.40)	$3.87	$3.47	$ (2.69)	$(2.69)	$41.52	9.55%	$396	1.98%	4.38%	(1.34)%	41%
06/30/20	41.52	(0.31)	7.87	7.56	(3.15)	(3.15)	45.93	19.19	592	1.82	4.64	(1.35)	30
06/30/21	45.93	(1.42)	16.81	15.39	(6.61)	(6.61)	54.71	36.28	473	1.81	3.39	(1.46)	36(4)
06/30/22	54.71	(1.24)	(9.03)	(10.27)	(10.52)	(10.52)	33.92	(23.87)	206	1.82	4.24	(1.36)	41(4)
06/30/23	33.92	(0.42)(5)	5.68	5.26	(1.23)	(1.23)	37.95	16.01	223	1.83	5.86	(1.21)	44(4)
12/31/23(6)	37.95	(0.27)(5)	5.12	4.85	(1.92)	(1.92)	40.88	12.87(7)	178	1.84(8)	6.63(8)	(1.37)(8)	11(4)(7)
Class Y
06/30/19	$41.53	$(0.12)	$4.10	$3.98	$ (2.69)	$(2.69)	$42.82	10.66%	$19,580	0.98%	1.16%	(0.34)%	41%
06/30/20	42.82	(0.12)	8.42	8.30	(3.15)	(3.15)	47.97	20.38	24,062	0.82	1.04	(0.35)	30
06/30/21	47.97	(0.26)	17.00	16.74	(6.61)	(6.61)	58.10	37.64	28,952	0.81	0.96	(0.46)	36(4)
06/30/22	58.10	(0.18)	(10.49)	(10.67)	(10.52)	(10.52)	36.91	(23.09)	13,917	0.82	0.97	(0.36)	41(4)
06/30/23	36.91	(0.08)(5)	6.24	6.16	(1.23)	(1.23)	41.84	17.17	7,266	0.83	1.07	(0.21)	44(4)
12/31/23(6)	41.84	(0.08)(5)	5.67	5.59	(1.92)	(1.92)	45.51	13.45(7)	8,013	0.84(8)	1.13(8)	(0.37)(8)	11(4)(7)
Institutional Class
06/30/19	$41.61	$(0.10)	$4.13	$4.03	$ (2.69)	$(2.69)	$42.95	10.74%	$204,391	0.88%	0.99%	(0.24)%	41%
06/30/20	42.95	(0.12)	8.50	8.38	(3.15)	(3.15)	48.18	20.51	199,601	0.73	0.86	(0.25)	30
06/30/21	48.18	(0.21)	17.10	16.89	(6.61)	(6.61)	58.46	37.80	229,690	0.71	0.85	(0.36)	36(4)
06/30/22	58.46	(0.14)	(10.58)	(10.72)	(10.52)	(10.52)	37.22	(23.03)	145,441	0.72	0.84	(0.26)	41(4)
06/30/23	37.22	(0.04)(5)	6.30	6.26	(1.23)	(1.23)	42.25	17.30	135,324	0.73	0.88	(0.11)	44(4)
12/31/23(6)	42.25	(0.06)(5)	5.73	5.67	(1.92)	(1.92)	46.00	13.51(7)	113,527	0.74(8)	0.93(8)	(0.27)(8)	11(4)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.04%, 1.04%, 1.04% and 1.04%; for Class C shares was 1.79%, 1.79%, 1.79% and 1.79%; for Class Y shares was 0.79%, 0.79%, 0.79% and 0.79%; and for Institutional Class shares was 0.69%, 0.69%, 0.69% and 0.69% for the six months ended December 31, 2023 and for the years ended June 30, 2023, 2022 and 2021, respectively.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.58%, 1.53%, 1.55% and 1.57%; for Class C shares was 6.58%, 5.82%, 4.21% and 3.37%; for Class Y shares was 1.08%, 1.03%, 0.94% and 0.94%; and for Institutional Class shares was 0.88%, 0.84%, 0.81% and 0.83% for the six months ended December 31, 2023 and for the years ended June 30, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	The net investment income per share was based on average shares outstanding for the period.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$5.53	$(0.01)	$(0.07)	$(0.08)	$—	$ (0.62)	$(0.62)	$4.83	(0.73)%	$589,664	1.12%	1.20%	(0.26)%	94%(6)(7)
06/30/20	4.83	(0.02)	(0.47)	(0.49)	—	(0.28)	(0.28)	4.06	(10.82)	420,822	1.15	1.24	(0.32)	81
06/30/21	4.06	(0.03)	2.65	2.62	—	(0.01)	(0.01)	6.67	64.45	608,513	1.20	1.20	(0.45)	80(6)
06/30/22	6.67	(0.02)(8)	(0.95)	(0.97)	—	(1.14)	(1.14)	4.56	(17.95)	451,081	1.17	1.17	(0.31)	70(6)
06/30/23	4.56	(—)(8)(9)	0.71	0.71	—	(0.12)	(0.12)	5.15	15.80	484,105	1.19	1.19	(—)(9)	79(6)
12/31/23(10)	5.15	0.01(8)	0.43	0.44	—	(0.01)	(0.01)	5.58	8.52(4)	503,808	1.18(5)	1.18(5)	0.24(5)	30(4)(6)
Class C
06/30/19^	$8.52	$(0.13)	$(0.10)	$(0.23)	$—	$ (1.64)	$(1.64)	$6.65	(1.65)%	$39,390	1.88%	1.96%	(1.01)%	94%(6)(7)
06/30/20^	6.65	(0.13)	(0.53)	(0.66)	—	(0.74)	(0.74)	5.25	(11.22)	21,204	1.95	2.07	(1.12)	81
06/30/21^	5.25	(0.11)	3.41	3.30	—	(0.03)	(0.03)	8.52	62.65	26,123	1.97	2.05	(1.22)	80(6)
06/30/22^	8.52	(0.08)(8)	(0.89)	(0.97)	—	(3.01)	(3.01)	4.54	(18.70)	17,385	1.97	2.02	(1.11)	70(6)
06/30/23^	4.54	(0.03)(8)	0.71	0.68	—	(0.12)	(0.12)	5.10	15.26	15,992	1.96	2.06	(0.77)	79(6)
12/31/23(10)	5.10	(0.01)(8)	0.43	0.42	—	(0.01)	(0.01)	5.51	8.21(4)	15,227	1.95(5)	2.07(5)	(0.53)(5)	30(4)(6)
Class Y
06/30/19	$6.04	$(—)(9)	$(0.09)	$(0.09)	$(—)(9)	$ (0.62)	$(0.62)	$5.33	(0.79)%	$326,021	0.87%	0.95%	—%(9)	94%(6)(7)
06/30/20	5.33	(—)(9)	(0.52)	(0.52)	—	(0.28)	(0.28)	4.53	(10.35)	189,336	0.89	0.98	(0.06)	81
06/30/21	4.53	(0.01)	2.94	2.93	(—)(9)	(0.01)	(0.01)	7.45	64.61	282,428	0.91	0.99	(0.16)	80(6)
06/30/22	7.45	(—)(8)(9)	(1.10)	(1.10)	—	(1.14)	(1.14)	5.21	(17.81)	222,141	0.91	0.97	(0.05)	70(6)
06/30/23	5.21	0.02(8)	0.82	0.84	—	(0.12)	(0.12)	5.93	16.33	312,720	0.90	0.98	0.29	79(6)
12/31/23(10)	5.93	0.02(8)	0.50	0.52	—	(0.01)	(0.01)	6.44	8.75(4)	378,301	0.89(5)	0.96(5)	0.53(5)	30(4)(6)
Institutional Class
06/30/19	$6.04	$—(9)	$(0.10)	$(0.10)	$(—)(9)	$ (0.62)	$(0.62)	$5.32	(0.91)%	$2,216	0.79%	2.52%	0.08%	94%(6)(7)
06/30/20	5.32	—(9)	(0.52)	(0.52)	—	(0.28)	(0.28)	4.52	(10.37)	11,269	0.79	1.13	0.05	81
06/30/21	4.52	(—)(9)	2.93	2.93	(—)(9)	(0.01)	(0.01)	7.44	64.75	18,770	0.81	0.99	(0.06)	80(6)
06/30/22	7.44	—(8)(9)	(1.09)	(1.09)	—	(1.14)	(1.14)	5.21	(17.70)	21,299	0.81	0.96	0.05	70(6)
06/30/23	5.21	0.02(8)	0.83	0.85	—	(0.12)	(0.12)	5.94	16.52	24,638	0.80	0.96	0.39	79(6)
12/31/23(10)	5.94	0.02(8)	0.50	0.52	—	(0.01)	(0.01)	6.45	8.73(4)	28,106	0.79(5)	0.94(5)	0.63(5)	30(4)(6)
Class R6
06/30/19	$5.65	$0.01	$(0.08)	$(0.07)	$(0.01)	$ (0.62)	$(0.63)	$4.95	(0.59)%	$137,585	0.73%	0.84%	0.14%	94%(6)(7)
06/30/20	4.95	0.01	(0.49)	(0.48)	—	(0.28)	(0.28)	4.19	(10.35)	64,567	0.76	0.88	0.07	81
06/30/21	4.19	(—)(9)	2.73	2.73	(—)(9)	(0.01)	(0.01)	6.91	65.08	63,766	0.81	0.89	(0.06)	80(6)
06/30/22	6.91	—(8)(9)	(1.00)	(1.00)	—	(1.14)	(1.14)	4.77	(17.73)	53,500	0.81	0.87	0.05	70(6)
06/30/23	4.77	0.02(8)	0.75	0.77	—	(0.12)	(0.12)	5.42	16.37	65,962	0.80	0.88	0.39	79(6)
12/31/23(10)	5.42	0.02(8)	0.46	0.48	—	(0.01)	(0.01)	5.89	8.83(4)	71,468	0.79(5)	0.86(5)	0.63(5)	30(4)(6)
^	Updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratios shown include liquidity provider expenses. The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.18%, 1.15% and 1.18%; for Class C shares was 1.95%, 1.95% and 1.95%; for Class Y shares was 0.89%, 0.89% and 0.89%; for Institutional Class shares was 0.79%, 0.79% and 0.79%; and for Class R6 shares was 0.79%, 0.79% and 0.79% for the years ended June 30,2023, 2022 and 2021, respectively.
(3)	The ratios shown include liquidity provider expenses. The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A shares was 1.18%, 1.15% and 1.18%; for Class C shares was 2.05%, 2.00% and 2.03%; for Class Y shares was 0.97%, 0.95% and 0.97%; for Institutional Class shares was 0.95%, 0.94% and 0.97%; and for Class R6 shares was 0.87%, 0.85% and 0.87% for the years ended June 30,2023, 2022 and 2021, respectively.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(7)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
(8)	The net investment income per share was based on average shares outstanding for the period.
(9)	Less than $0.005 per share or 0.005%.
(10)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/19	$9.92	$0.16	$0.57	$0.73	$(0.16)	$ (1.08)	$(1.24)	$9.41	8.53%	$32,964	1.08%	1.26%	1.67%	37%(2)
06/30/20	9.41	0.13	(0.98)	(0.85)	(0.12)	(0.49)	(0.61)	7.95	(9.83)	24,567	1.08	1.26	1.37	57
06/30/21	7.95	0.10	3.62	3.72	(0.10)	(0.16)	(0.26)	11.41	47.49	33,052	1.08	1.24	1.08	37
06/30/22	11.41	0.11	(0.63)	(0.52)	(0.12)	(0.85)	(0.97)	9.92	(5.30)	156,947	1.08	1.13	1.03	63(3)
06/30/23	9.92	0.14	0.93	1.07	(0.14)	(0.60)	(0.74)	10.25	11.07	158,698	1.08	1.12	1.34	30(2)
12/31/23(4)	10.25	0.07	0.73	0.80	(0.07)	(0.09)	(0.16)	10.89	7.87(5)	158,013	1.08(6)	1.13(6)	1.38(6)	14(5)
Class C
06/30/19	$9.89	$0.09	$0.56	$0.65	$(0.08)	$ (1.08)	$(1.16)	$9.38	7.72%	$3,175	1.83%	2.35%	0.92%	37%(2)
06/30/20	9.38	0.06	(0.97)	(0.91)	(0.05)	(0.49)	(0.54)	7.93	(10.49)	2,175	1.83	2.43	0.62	57
06/30/21	7.93	0.03	3.61	3.64	(0.03)	(0.16)	(0.19)	11.38	46.40	1,943	1.83	2.46	0.33	37
06/30/22	11.38	0.02	(0.64)	(0.62)	(0.03)	(0.85)	(0.88)	9.88	(6.11)	5,722	1.83	2.08	0.28	63(3)
06/30/23	9.88	0.06	0.94	1.00	(0.06)	(0.60)	(0.66)	10.22	10.35	3,721	1.83	2.05	0.59	30(2)
12/31/23(4)	10.22	0.03	0.72	0.75	(0.03)	(0.09)	(0.12)	10.85	7.38(5)	3,474	1.83(6)	2.18(6)	0.63(6)	14(5)
Class Y
06/30/19	$9.96	$0.19	$0.57	$0.76	$(0.19)	$ (1.08)	$(1.27)	$9.45	8.82%	$92,928	0.79%	0.94%	1.96%	37%(2)
06/30/20	9.45	0.15	(0.98)	(0.83)	(0.15)	(0.49)	(0.64)	7.98	(9.64)	75,028	0.80	0.96	1.64	57
06/30/21	7.98	0.13	3.64	3.77	(0.13)	(0.16)	(0.29)	11.46	47.93	100,542	0.83	0.95	1.33	37
06/30/22	11.46	0.14	(0.64)	(0.50)	(0.14)	(0.85)	(0.99)	9.97	(5.06)	86,615	0.83	0.88	1.28	63(3)
06/30/23	9.97	0.16	0.94	1.10	(0.16)	(0.60)	(0.76)	10.31	11.39	85,516	0.83	0.88	1.59	30(2)
12/31/23(4)	10.31	0.09	0.73	0.82	(0.09)	(0.09)	(0.18)	10.95	7.95(5)	89,882	0.83(6)	0.90(6)	1.63(6)	14(5)
Institutional Class
06/30/19	$9.93	$0.20	$0.57	$0.77	$(0.20)	$ (1.08)	$(1.28)	$9.42	8.96%	$208,686	0.68%	0.89%	2.07%	37%(2)
06/30/20	9.42	0.16	(0.97)	(0.81)	(0.16)	(0.49)	(0.65)	7.96	(9.43)	153,945	0.68	0.90	1.77	57
06/30/21	7.96	0.14	3.63	3.77	(0.14)	(0.16)	(0.30)	11.43	48.12	289,120	0.68	0.88	1.48	37
06/30/22	11.43	0.16	(0.65)	(0.49)	(0.16)	(0.85)	(1.01)	9.93	(5.02)	252,281	0.68	0.83	1.43	63(3)
06/30/23	9.93	0.18	0.94	1.12	(0.18)	(0.60)	(0.78)	10.27	11.62	222,825	0.68	0.80	1.74	30(2)
12/31/23(4)	10.27	0.09	0.73	0.82	(0.09)	(0.09)	(0.18)	10.91	8.07(5)	228,680	0.68(6)	0.82(6)	1.78(6)	14(5)
Class R6
06/30/22(7)	$11.91	$0.11	$(1.11)	$(1.00)	$(0.13)	$ (0.85)	$(0.98)	$9.93	(9.10)%(5)	$395	0.63%(6)	8.11%(6)	1.47%(6)	63%(3)
06/30/23	9.93	0.16	0.96	1.12	(0.18)	(0.60)	(0.78)	10.27	11.64	25,657	0.63	0.91	1.79	30(2)
12/31/23(4)	10.27	0.10	0.73	0.83	(0.10)	(0.09)	(0.19)	10.91	8.09(5)	26,340	0.63(6)	0.85(6)	1.83(6)	14(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2023 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of sixteen funds, including the following nine funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Core Municipal Bond Fund ("Core Municipal Bond Fund”)
Touchstone International Equity Fund ("International Equity Fund”)
Touchstone International Growth Fund ("International Growth Fund”)
Touchstone Large Cap Focused Fund ("Large Cap Focused Fund”)
Touchstone Large Cap Fund ("Large Cap Fund”)
Touchstone Large Company Growth Fund ("Large Company Growth Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Touchstone Value Fund ("Value Fund”)
Each Fund is diversified, with the exception of the Large Cap Focused Fund and the Large Company Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X		X
Core Municipal Bond Fund	X	X	X	X
International Equity Fund	X	X	X	X
International Growth Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended December 31, 2023.

Notes to Financial Statements (Unaudited) (Continued)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other

Notes to Financial Statements (Unaudited) (Continued)
investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of December 31, 2023, the Balanced Fund had futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Balanced Fund may enter into swap transactions to help enhance the value of their portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin

Notes to Financial Statements (Unaudited) (Continued)
on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the "Derivatives Rule").
As of December 31, 2023, the Balanced Fund held swap agreements as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2023, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Balanced Fund	Swap Agreements - Credit Contracts*	$—	$601,979
	Futures Contracts - Interest Rate Contracts**	175,010	1,159,615
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Balanced Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts*	$638,864	$(47,035)
	Swap Agreements - Credit Contracts**	(84,108)	(451,779)
*	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the six months ended December 31, 2023, the average quarterly notional value of outstanding derivative financial instruments was as follows:
Balanced Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$10,185,934
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	58,648,113
Futures Contracts (short) - Notional Value	10,942,354
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2023, the Funds did not have any securities on loan.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Notes to Financial Statements (Unaudited) (Continued)
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Core Municipal Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Core Municipal Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least the maximum breakpoint where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, the Core Municipal Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any quarterly, as a dividend to shareholders. The Core Municipal Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Notes to Financial Statements (Unaudited) (Continued)
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2023:
	Balanced Fund	Core Municipal Bond Fund	International Equity Fund	International Growth Fund
Purchases of investment securities	$28,982,760	$6,939,738	$10,938,882	$6,382,937
Proceeds from sales and maturities	$34,259,658	$8,401,834	$10,338,517	$9,240,353
	Large Cap Focused Fund*	Large Cap Fund*	Large Company Growth Fund*	Small Company Fund*	Value Fund
Purchases of investment securities	$86,528,853	$203,057	$13,897,062	$288,731,257	$69,283,519
Proceeds from sales and maturities	$62,224,106	$3,080,551	$28,845,055	$262,490,392	$97,758,895
*	The Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund had redemption-in-kinds out of the Fund of $37,690,294, $5,832,300, $21,029,309 and $11,036,560, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended December 31, 2023, purchases and proceeds from sales and maturities in U.S. Government Securities were $184,931,767 and $156,118,249, respectively, for the Balanced Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended December 31, 2023.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $121,500 for the Funds’ Board for the six months ended December 31, 2023.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on the first $200 million 0.50% on the next $200 million 0.45% on the next $600 million 0.40% on the next $1 billion 0.35% on assets in excess of $2 billion
Core Municipal Bond Fund	0.40% on the first $300 million 0.30% on assets in excess of $300 million
International Equity Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
International Growth Fund	0.80% on the first $1 billion 0.75% on the next $500 million 0.70% on the next $500 million 0.65% on assets in excess of $2 billion
Large Cap Focused Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Fund	0.60% on the first $500 million 0.54% on the next $500 million 0.50% on assets in excess of $1 billion
Large Company Growth Fund	0.60% on all assets
Small Company Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Value Fund	0.65% on the first $200 million 0.55% on assets in excess of $200 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	London Company of Virginia d/b/a The London Company
Value Fund	Large Cap Fund
DSM Capital Partners LLC	Fort Washington Investment Advisors, Inc.*
International Growth Fund	Balanced Fund
Large Company Growth Fund	International Equity Fund
Sage Advisory Services, Ltd Co.	Large Cap Focused Fund
Core Municipal Bond Fund	Small Company Fund
* Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Balanced Fund	1.01%	1.78%	0.81%	—	0.64%	October 29, 2024
Core Municipal Bond Fund	0.80%	1.55%	0.55%	0.48%	—	October 29, 2024
International Equity Fund	1.36%	1.99%	0.99%	0.89%	—	October 29, 2024
International Growth Fund	1.24%	1.99%	0.99%	0.89%	—	October 29, 2024
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.69%	0.65%	October 29, 2024
Large Cap Fund	1.03%	1.78%	0.78%	0.68%	—	October 29, 2024
Large Company Growth Fund	1.04%	1.79%	0.79%	0.69%	—	October 29, 2024
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%	October 29, 2024
Value Fund	1.08%	1.83%	0.83%	0.68%	0.63%	October 29, 2024
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Fund's Board if it deems the termination to be beneficial to the Fund's shareholders.
During the six months ended December 31, 2023, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$14	$3,053	$3,067
Core Municipal Bond Fund	—	19,773	60,082	79,855
International Equity Fund	—	8,032	76,390	84,422
International Growth Fund	—	39,152	106,965	146,117
Large Cap Focused Fund	—	4,461	292,501	296,962
Large Cap Fund	—	52,058	117,537	169,595
Large Company Growth Fund	—	72,629	64,583	137,212
Small Company Fund	—	22,186	138,600	160,786
Value Fund	—	116,720	144,127	260,847
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of December 31, 2023, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2024	Expires on or before June 30, 2025	Expires on or before June 30, 2026	Expires on or before June 30, 2027	Total
Balanced Fund	$—	$4,428	$6,383	$3,067	$13,878
Core Municipal Bond Fund	35,111	99,819	85,859	47,066	267,855
International Equity Fund	30,079	64,511	61,315	37,456	193,361
International Growth Fund	117,616	302,133	250,332	141,278	811,359
Large Cap Focused Fund	391,965	413,033	562,231	291,389	1,658,618
Large Cap Fund	162,517	321,303	274,546	157,067	915,433
Large Company Growth Fund	184,763	309,075	258,765	131,288	883,891
Small Company Fund	97,218	229,745	299,021	152,155	778,139
Value Fund	281,920	498,918	385,367	213,463	1,379,668
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2023.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

Notes to Financial Statements (Unaudited) (Continued)
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the  Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended December 31, 2023:
Fund	Amount
Balanced Fund	$ 23,666
Core Municipal Bond Fund	101
International Equity Fund	947
International Growth Fund	33
Large Cap Focused Fund	19,231
Large Cap Fund	227
Large Company Growth Fund	269
Small Company Fund	10,818
Value Fund	1,325
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended December 31, 2023:
Fund	Class A	Class C
Balanced Fund	$ —	$ 1,573
Large Cap Focused Fund	575	306

Notes to Financial Statements (Unaudited) (Continued)
Fund	Class A	Class C
Small Company Fund	$575	$—
Value Fund	800	41
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended December 31, 2023, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended December 31, 2023, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	1,017,787	$ 37,690,294
Large Cap Fund	390,841	5,832,300
Large Company Growth Fund	503,328	21,029,309
Small Company Fund	2,987,450	11,036,560
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended December 31, 2023, the following Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Large Cap Focused Fund	$ 963,533	5.86%	$ 28,893
*	Included in Interest in the Statements of Operations.
During the six months ended December 31, 2023, the following Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Large Company Growth Fund	$ 80,430	5.89%	$ 2,421
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.

Notes to Financial Statements (Unaudited) (Continued)
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended June 30, 2023 and June 30, 2022  are as follows:
	Balanced Fund		Core Municipal Bond Fund		International Equity Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
From ordinary income	$9,279,479	$7,937,924	$51,389	$—	$1,589,590	$6,873,595
From tax-exempt income	—	—	1,273,902	1,004,748	—	—
From long-term capital gains	—	19,917,546	—	37,471	—	10,153,319
Total distributions	$9,279,479	$27,855,470	$1,325,291	$1,042,219	$1,589,590	$17,026,914
	International Growth Fund		Large Cap Focused Fund		Large Cap Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
From ordinary income	$162,914	$362	$13,237,610	$39,814,540	$1,812,385	$3,996,630
From long-term capital gains	—	—	26,814,979	170,287,074	9,064,294	6,966,746
Total distributions	$162,914	$362	$40,052,589	$210,101,614	$10,876,679	$10,963,376
	Large Company Growth Fund		Small Company Fund		Value Fund
	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2023	Year Ended June 30, 2022
From ordinary income	$—	$2,681,389	$48,824	$48,143,409	$11,174,379	$15,794,980
From long-term capital gains	4,964,537	45,210,640	19,728,744	116,754,602	26,524,891	33,693,432
Total distributions	$4,964,537	$47,892,029	$19,777,568	$164,898,011	$37,699,270	$49,488,412
The following information is computed on a tax basis for each item as of June 30, 2023:
	Balanced Fund	Core Municipal Bond Fund	International Equity Fund	International Growth Fund	Large Cap Focused Fund
Tax cost of portfolio investments	$673,616,425	$54,788,107	$100,119,675	$54,947,611	$1,765,433,925
Gross unrealized appreciation on investments	184,966,683	398,268	22,299,464	11,490,509	1,258,798,115
Gross unrealized depreciation on investments	(47,074,559)	(1,932,772)	(8,699,469)	(5,384,940)	(88,890,574)
Net unrealized appreciation (depreciation) on investments	137,892,124	(1,534,504)	13,599,995	6,105,569	1,169,907,541
Gross unrealized appreciation on foreign currency transactions	24	—	251	22	—
Gross unrealized depreciation on foreign currency transactions	(17)	—	(8,759)	(35,329)	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	7	—	(8,508)	(35,307)	—
Capital loss carryforwards	(6,512,804)	(1,251,573)	(72,477,511)	(13,939,396)	—
Qualified late year losses	(150,200)	—	—	—	—
Undistributed ordinary income	—	—	260,665	166,245	12,019,168
Undistributed tax-exempt income	—	1,101	—	—	—
Other temporary differences	(164,648)	(9,142)	—	—	—
Accumulated earnings (deficit)	$131,064,479	$(2,794,118)	$(58,625,359)	$(7,702,889)	$1,181,926,709

Notes to Financial Statements (Unaudited) (Continued)
	Large Cap Fund	Large Company Growth Fund	Small Company Fund	Value Fund
Tax cost of portfolio investments	$168,379,259	$106,075,072	$737,399,842	$417,832,051
Gross unrealized appreciation on investments	107,378,857	46,374,983	207,216,243	102,659,551
Gross unrealized depreciation on investments	(1,914,301)	(4,793,633)	(34,863,815)	(24,173,154)
Net unrealized appreciation (depreciation) on investments	105,464,556	41,581,350	172,352,428	78,486,397
Gross unrealized depreciation on foreign currency transactions	—	—	(52)	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	—	(52)	—
Qualified late year losses	—	(98,128)	—	—
Undistributed ordinary income	2,737,736	—	—	—
Undistributed capital gains	904,105	5,206,518	1,429,745	4,055,286
Other temporary differences	—	—	2	—
Accumulated earnings (deficit)	$109,106,397	$46,689,740	$173,782,123	$82,541,683
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, basis adjustments on securities no longer treated as PFICs, callable bonds, defaulted debt and nontaxable distribution basis outstanding.
As of June 30, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Balanced Fund	$ 5,094,920	$ 1,417,884	$ 6,512,804
Core Municipal Bond Fund	1,251,573	—	1,251,573
International Equity Fund*	35,241,060	37,236,451	72,477,511
International Growth Fund	7,604,597	6,334,799	13,939,396
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2023, the following Funds elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
Balanced Fund	$ —	$ 150,200	$ 150,200
Large Company Growth Fund	—	98,128	98,128
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (Unaudited) (Continued)
As of December 31, 2023, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$694,806,881	$211,888,890	$(38,602,948)	$175,059	$(1,761,611)	$171,699,390
Core Municipal Bond Fund	50,879,796	838,140	(1,183,104)	—	—	(344,964)
International Equity Fund	97,435,770	23,476,220	(4,998,352)	19,724	(2)	18,497,590
International Growth Fund	49,338,119	13,603,273	(981,210)	1,038	(505)	12,622,596
Large Cap Focused Fund	1,807,004,074	1,388,263,085	(83,531,125)	—	—	1,304,731,960
Large Cap Fund	163,927,568	116,899,725	(6,275,838)	—	—	110,623,887
Large Company Growth Fund	76,027,572	51,242,674	(1,522,111)	—	—	49,720,563
Small Company Fund	736,809,556	266,059,268	(4,027,125)	—	(52)	262,032,091
Value Fund	383,931,753	131,650,730	(9,803,744)	—	—	121,846,986
(A)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Notes to Financial Statements (Unaudited) (Continued)
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. Such increases could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
At a meeting of the Board of the Trust held on February 15, 2024 ("Board Meeting"), the Adviser proposed, and the Board approved, the following changes to the Touchstone International Equity Fund, which will take effect on or about April 30, 2024 (the “Effective Date”): a name change to the Touchstone International Value Fund, the appointment of LSV Asset Management (“LSV”) as sub-adviser to the Fund, and certain changes to the Fund’s investment goal, principal investment strategies and 80% policy (together, the “Updates”). The Updates, do not require shareholder approval.
Additionally at the Board Meeting, the Adviser proposed, and the Board approved, the reorganization of the Touchstone International Growth Fund, a series of the Trust, into the Touchstone Sands Capital International Growth Equity Fund, a series of Touchstone Funds Group Trust (the “Reorganization”). The Reorganization does not require shareholder approval and is expected to be completed in the second quarter of 2024.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 through December 31, 2023).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2023” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized December 31, 2023	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Six Months Ended December 31, 2023*
Balanced Fund
Class A	Actual	1.01%	$1,000.00	$1,049.20	$5.20
Class A	Hypothetical	1.01%	$1,000.00	$1,020.06	$5.13
Class C	Actual	1.77%	$1,000.00	$1,045.50	$9.10
Class C	Hypothetical	1.77%	$1,000.00	$1,016.24	$8.97
Class Y	Actual	0.78%	$1,000.00	$1,050.50	$4.02

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized December 31, 2023	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Six Months Ended December 31, 2023*
Class Y	Hypothetical	0.78%	$1,000.00	$1,021.22	$3.96
Class R6	Actual	0.64%	$1,000.00	$1,051.20	$3.30
Class R6	Hypothetical	0.64%	$1,000.00	$1,021.92	$3.25
Core Municipal Bond Fund
Class A	Actual	0.80%	$1,000.00	$1,032.70	$4.09
Class A	Hypothetical	0.80%	$1,000.00	$1,021.11	$4.06
Class C	Actual	1.55%	$1,000.00	$1,028.80	$7.90
Class C	Hypothetical	1.55%	$1,000.00	$1,017.34	$7.86
Class Y	Actual	0.55%	$1,000.00	$1,034.90	$2.81
Class Y	Hypothetical	0.55%	$1,000.00	$1,022.37	$2.80
Institutional Class	Actual	0.48%	$1,000.00	$1,034.30	$2.45
Institutional Class	Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44
International Equity Fund
Class A	Actual	1.36%	$1,000.00	$1,043.30	$6.99
Class A	Hypothetical	1.36%	$1,000.00	$1,018.30	$6.90
Class C	Actual	1.99%	$1,000.00	$1,040.00	$10.20
Class C	Hypothetical	1.99%	$1,000.00	$1,015.13	$10.08
Class Y	Actual	0.99%	$1,000.00	$1,045.70	$5.09
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.16	$5.03
Institutional Class	Actual	0.89%	$1,000.00	$1,045.40	$4.58
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.66	$4.52
International Growth Fund
Class A	Actual	1.24%	$1,000.00	$1,061.00	$6.42
Class A	Hypothetical	1.24%	$1,000.00	$1,018.90	$6.29
Class C	Actual	1.99%	$1,000.00	$1,056.20	$10.29
Class C	Hypothetical	1.99%	$1,000.00	$1,015.13	$10.08
Class Y	Actual	0.99%	$1,000.00	$1,061.60	$5.13
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.16	$5.03
Institutional Class	Actual	0.89%	$1,000.00	$1,062.10	$4.61
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.66	$4.52
Large Cap Focused Fund
Class A	Actual	1.01%	$1,000.00	$1,057.70	$5.22**
Class A	Hypothetical	1.01%	$1,000.00	$1,020.06	$5.13**
Class C	Actual	1.80%	$1,000.00	$1,053.50	$9.29**
Class C	Hypothetical	1.80%	$1,000.00	$1,016.09	$9.12**
Class Y	Actual	0.73%	$1,000.00	$1,059.10	$3.78**
Class Y	Hypothetical	0.73%	$1,000.00	$1,021.47	$3.71**
Institutional Class	Actual	0.70%	$1,000.00	$1,059.30	$3.62**
Institutional Class	Hypothetical	0.70%	$1,000.00	$1,021.62	$3.56**
Class R6	Actual	0.66%	$1,000.00	$1,059.50	$3.42**
Class R6	Hypothetical	0.66%	$1,000.00	$1,021.82	$3.35**
Large Cap Fund
Class A	Actual	1.04%	$1,000.00	$1,032.10	$5.31***
Class A	Hypothetical	1.04%	$1,000.00	$1,019.91	$5.28***
Class C	Actual	1.79%	$1,000.00	$1,028.60	$9.13***
Class C	Hypothetical	1.79%	$1,000.00	$1,016.14	$9.07***
Class Y	Actual	0.79%	$1,000.00	$1,033.70	$4.04***
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.17	$4.01***
Institutional Class	Actual	0.69%	$1,000.00	$1,034.10	$3.53***
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.67	$3.51***
Large Company Growth Fund
Class A	Actual	1.09%	$1,000.00	$1,133.10	$5.84****
Class A	Hypothetical	1.09%	$1,000.00	$1,019.66	$5.53****
Class C	Actual	1.84%	$1,000.00	$1,128.70	$9.85****
Class C	Hypothetical	1.84%	$1,000.00	$1,015.89	$9.32****
Class Y	Actual	0.84%	$1,000.00	$1,134.50	$4.51****
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.91	$4.27****
Institutional Class	Actual	0.74%	$1,000.00	$1,135.10	$3.97****
Institutional Class	Hypothetical	0.74%	$1,000.00	$1,021.42	$3.76****

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized December 31, 2023	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Six Months Ended December 31, 2023*
Small Company Fund
Class A	Actual	1.18%	$1,000.00	$1,085.20	$6.18
Class A	Hypothetical	1.18%	$1,000.00	$1,019.20	$5.99
Class C	Actual	1.95%	$1,000.00	$1,082.10	$10.21
Class C	Hypothetical	1.95%	$1,000.00	$1,015.33	$9.88
Class Y	Actual	0.89%	$1,000.00	$1,087.50	$4.67
Class Y	Hypothetical	0.89%	$1,000.00	$1,020.66	$4.52
Institutional Class	Actual	0.79%	$1,000.00	$1,087.30	$4.14
Institutional Class	Hypothetical	0.79%	$1,000.00	$1,021.17	$4.01
Class R6	Actual	0.79%	$1,000.00	$1,088.30	$4.15
Class R6	Hypothetical	0.79%	$1,000.00	$1,021.17	$4.01
Value Fund
Class A	Actual	1.08%	$1,000.00	$1,078.70	$5.64
Class A	Hypothetical	1.08%	$1,000.00	$1,019.71	$5.48
Class C	Actual	1.83%	$1,000.00	$1,073.80	$9.54
Class C	Hypothetical	1.83%	$1,000.00	$1,015.94	$9.27
Class Y	Actual	0.83%	$1,000.00	$1,079.50	$4.34
Class Y	Hypothetical	0.83%	$1,000.00	$1,020.96	$4.22
Institutional Class	Actual	0.68%	$1,000.00	$1,080.70	$3.56
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.72	$3.46
Class R6	Actual	0.63%	$1,000.00	$1,080.90	$3.30
Class R6	Hypothetical	0.63%	$1,000.00	$1,021.97	$3.20
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
**	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.12, $9.24, $3.73, $3.57 and $3.36, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.03, $9.07, $3.66, $3.51 and $3.30, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.28, $9.10, $4.00 and $3.49, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.24, $9.05, $3.97 and $3.47, respectively.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.58, $9.58, $4.24 and $3.70, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.28, $9.07, $4.01 and $3.51, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 12, 2022 through May 12, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 16, 2023, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory

Other Items (Unaudited) (Continued)
Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the one that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund.  The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the affiliated Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole.  The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses.  The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board considered that certain affiliates of the Adviser and the Funds’ distributor receive Rule 12b-1 distribution fees and shareholder service fees that are paid from Fund assets. The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Other Items (Unaudited) (Continued)
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group.  The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2023 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses.  The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Balanced Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses.  The Fund’s performance for each of the six- and thirty-six-month periods ended September 30, 2023 was in the 2nd quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2023 was in the 1st quintile of its peer group.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Core Municipal Bond Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses.  The Fund’s performance for the six-month period ended September 30, 2023 was in the 5th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2023 was in the 2nd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2023 was in the 4th quintile of its peer group.  The Board noted management’s discussion of the Fund’s performance, noting that the current Sub-Adviser had assumed responsibility for the day-to-day management of the Fund using a new investment strategy beginning on October 28, 2021.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone International Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses.  The Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2023 was in the 2nd quintile of its peer group, while the Fund’s performance for the six-month period ended September 30, 2023 was in the 4th quintile of its peer group.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone International Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each at the median of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses.  The Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2023 was in the 5th quintile of its peer group, while the Fund’s performance for the six-month period ended September 30, 2023 was in the 3rd quintile of its peer group.  The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Large Cap Focused Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and thirty-six-month periods ended September 30, 2023 was in the 2nd quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2023 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment

Other Items (Unaudited) (Continued)
objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Large Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2023 was in the 4th quintile, while the Fund’s performance for the thirty-six-month period ended September 30, 2023 was in the 5th quintile of its peer group.  The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Large Company Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses.  The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2023 was in the 4th quintile of its peer group.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Small Company Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2023 was in the 2nd quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2023 was in the 1st quintile of its peer group.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses.  The Fund’s performance for the six-month period ended September 30, 2023 was in the 1st quintile of its peer group, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2023 was in the 2nd quintile of its peer group.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but one of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the appropriateness of adding breakpoints with respect to the one Fund that did not currently have such breakpoints in its advisory fee schedule.  The Board determined that adding breakpoints at specified levels to the advisory fee schedules of the one Fund that currently did not have such breakpoints was not appropriate at that time.  The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund's advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Other Items (Unaudited) (Continued)
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Adviser to certain of the Funds with the Adviser, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies.  The Board also considered each Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds. In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but one Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund. The Board noted that the Touchstone Core Municipal Bond Fund’s Sub-Adviser and the Touchstone International Growth Fund’s Sub-Adviser each had waived a portion of its sub-advisory fees in an effort to maintain the respective Fund’s expense limitations.  The Board also compared the sub-advisory fees paid by the Adviser to fees charged by each Sub-Adviser to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser. The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Balanced Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Core Municipal Bond Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone International Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone International Growth Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Large Cap Focused Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Large Cap Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Large Company Growth Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Company Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Value Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2023, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser.  The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund's assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund's sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54BB-TST-SAR-2312

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	02/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	02/29/2024

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/29/2024

* Print the name and title of each signing officer under his or her signature.